GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 63.0%
Aerospace & Defense – 1.2%
General Dynamics Corp.
$1,700,000	3.000%		05/11/21	$ 1,726,979
900,000	2.250	(a)	11/15/22	910,818
Northrop Grumman Corp.
1,188,000	3.500		03/15/21	1,210,334
United Technologies Corp.(a)(b) (3M USD LIBOR + 0.650%)
1,925,000	2.554		08/16/21	1,926,598

				5,774,729

Agriculture – 0.5%
Altria Group, Inc.
1,525,000	3.490		02/14/22	1,568,966
Archer-Daniels-Midland Co.(a)
750,000	3.375		03/15/22	772,635

				2,341,601

Automotive – 3.4%
BMW US Capital LLC(b)(c) (3M USD LIBOR + 0.370%)
2,500,000	2.279		08/14/20	2,503,200
Daimler Finance North America LLC(c)
775,000	3.350		05/04/21	787,400
(3M USD LIBOR + 0.550%)
800,000	2.452	(b)	05/04/21	801,184
Toyota Motor Credit Corp.(b) (3M USD LIBOR + 0.150%)
8,000,000	2.045		08/21/20	7,998,160
Volkswagen Group of America Finance LLC(b)(c) (3M USD LIBOR + 0.770%)
4,000,000	2.675		11/13/20	4,014,480

				16,104,424

Banks – 18.9%
ABN AMRO Bank NV(c)
2,100,000	2.650		01/19/21	2,116,926
600,000	3.400		08/27/21	613,380
Banco Santander SA
1,400,000	2.706		06/27/24	1,418,802
Bank of America Corp.(a)(b)
(3M USD LIBOR + 0.630%)
850,000	3.499		05/17/22	866,873
(3M USD LIBOR + 0.790%)
4,125,000	3.004		12/20/23	4,219,957
(3M USD LIBOR + 0.940%)
1,300,000	3.864		07/23/24	1,367,821
Bank of America NA(a)(b) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	513,075

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of Montreal
$750,000	2.050%		11/01/22	$ 752,273
Banque Federative du Credit Mutuel SA(c)
1,700,000	2.125		11/21/22	1,699,541
Barclays Bank PLC(b) (3M USD LIBOR + 0.400%)
5,000,000	2.295		08/21/20	4,984,650
BNP Paribas SA(c)
900,000	2.950		05/23/22	916,686
BNZ International Funding Ltd.(b)(c) (3M USD LIBOR + 0.700%)
4,100,000	2.595		02/21/20	4,103,526
BPCE SA
1,725,000	2.650		02/03/21	1,737,299
Citigroup, Inc.(a)
4,575,000	2.750		04/25/22	4,640,788
925,000	2.700		10/27/22	939,745
Citizens Bank NA(a)
1,200,000	3.250		02/14/22	1,228,248
(3M USD LIBOR + 0.540%)
1,175,000	2.447	(b)	03/02/20	1,175,317
Cooperatieve Rabobank UA
550,000	3.125		04/26/21	558,729
(3M USD LIBOR + 0.430%)
450,000	2.366	(b)	04/26/21	451,445
Credit Suisse Group Funding Guernsey Ltd.
4,575,000	3.450		04/16/21	4,650,167
Deutsche Bank AG
2,075,000	2.700		07/13/20	2,076,535
HSBC Holdings PLC(a)(b) (3M USD LIBOR + 0.600%)
1,600,000	2.504		05/18/21	1,601,568
ING Bank NV(c)
1,725,000	2.750		03/22/21	1,742,060
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.610%)
2,150,000	2.509		06/18/22	2,158,836
(3M USD LIBOR + 0.610%)
1,900,000	3.514		06/18/22	1,940,337
(3M USD LIBOR + 0.695%)
1,775,000	3.207		04/01/23	1,818,576
KeyBank NA
675,000	2.400		06/09/22	682,115
Lloyds Bank PLC
1,050,000	3.300		05/07/21	1,068,879
(3M USD LIBOR + 0.490%)
1,025,000	2.384	(b)	05/07/21	1,026,968
Macquarie Bank Ltd.(c)
1,225,000	2.100		10/17/22	1,226,274

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc.
$1,000,000	2.623%		07/18/22	$ 1,013,080
1,550,000	3.761		07/26/23	1,630,244
Morgan Stanley, Inc.
450,000	2.500		04/21/21	452,979
950,000	3.125		01/23/23	976,192
(3M USD LIBOR + 1.180%)
4,575,000	3.146	(a)(b)	01/20/22	4,617,776
MUFG Union Bank NA(a)
1,325,000	3.150		04/01/22	1,355,647
650,000	2.100		12/09/22	651,255
National Bank of Canada(b) (3M USD LIBOR + 0.160%)
3,000,000	2.059		08/20/20	2,999,880
NatWest Markets PLC(c)
2,000,000	3.625		09/29/22	2,070,620
Nordea Bank Abp(c)
1,900,000	2.500		09/17/20	1,906,270
Santander UK PLC
1,825,000	2.125		11/03/20	1,825,383
775,000	2.500		01/05/21	778,650
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,200,000	4.247		01/20/23	1,242,600
The Huntington National Bank(a)
1,250,000	3.125		04/01/22	1,278,650
The Toronto-Dominion Bank(b) (3M USD LIBOR + 0.300%)
3,000,000	2.209		05/01/20	2,994,600
Truist Bank(a)(b) (3M USD LIBOR + 0.500%)
1,450,000	3.525		10/26/21	1,466,008
UBS Group AG(c)
2,625,000	2.650		02/01/22	2,651,355
Wells Fargo & Co.
3,200,000	2.100		07/26/21	3,208,992
Westpac Banking Corp.
2,425,000	2.300		05/26/20	2,428,904

				89,846,481

Beverages – 1.3%
Anheuser-Busch InBev Finance, Inc.(a)
2,225,000	3.300		02/01/23	2,304,855
Constellation Brands, Inc.(a)
975,000	2.700		05/09/22	986,710

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
$1,500,000	3.200%		02/15/23	$ 1,539,855
Diageo Capital PLC
1,350,000	3.000		05/18/20	1,354,644

				6,186,064

Chemicals – 0.8%
Celanese US Holdings LLC(a)
350,000	3.500		05/08/24	360,584
Syngenta Finance NV(c)
1,210,000	3.698		04/24/20	1,213,642
1,485,000	3.933		04/23/21	1,509,696
The Sherwin-Williams Co.(a)
585,000	2.750		06/01/22	594,775

				3,678,697

Commercial Services – 1.0%
IHS Markit Ltd.(a)
2,223,000	5.000	(c)	11/01/22	2,370,674
475,000	3.625		05/01/24	494,674
PayPal Holdings, Inc.
1,800,000	2.200		09/26/22	1,811,178

				4,676,526

Computers(a) – 1.5%
Dell International LLC/EMC Corp.(c)
1,175,000	4.420		06/15/21	1,209,005
2,400,000	5.450		06/15/23	2,602,200
Hewlett Packard Enterprise Co.
625,000	3.500		10/05/21	639,819
2,475,000	2.250		04/01/23	2,474,678

				6,925,702

Diversified Financial Services – 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	4.450		12/16/21	754,848
1,500,000	4.125		07/03/23	1,580,280
AIG Global Funding(c)
675,000	2.150		07/02/20	675,446
675,000	3.350		06/25/21	689,067
(3M USD LIBOR + 0.460%)
525,000	2.407	(b)	06/25/21	526,953

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Air Lease Corp.
$1,425,000	3.500%		01/15/22	$ 1,464,287
500,000	2.250		01/15/23	500,745
1,150,000	2.750	(a)	01/15/23	1,164,732
Ally Financial, Inc.
400,000	4.125		02/13/22	412,500
American Express Co.(a)
1,350,000	3.375		05/17/21	1,375,501
American Express Credit Corp.(a)
1,275,000	2.375		05/26/20	1,277,053
Avolon Holdings Funding Ltd.(a)(c)
1,550,000	3.625		05/01/22	1,590,827
Capital One Financial Corp.(a)
1,600,000	3.450		04/30/21	1,628,496
(3M USD LIBOR + 0.720%)
1,300,000	2.656	(b)	01/30/23	1,301,534
TD Ameritrade Holding Corp.(a)(b) (3M USD LIBOR + 0.430%)
2,950,000	2.339		11/01/21	2,954,277
The Charles Schwab Corp.(a)
1,125,000	3.250		05/21/21	1,145,610
(3M USD LIBOR + 0.320%)
1,100,000	2.215	(b)	05/21/21	1,101,056

				20,143,212

Electrical – 3.8%
American Electric Power Co., Inc.
1,475,000	2.150		11/13/20	1,477,493
CenterPoint Energy, Inc.(a)
1,850,000	2.500		09/01/22	1,865,355
Dominion Energy, Inc.
2,700,000	2.715	(d)	08/15/21	2,721,465
1,200,000	2.450	(c)	01/15/23	1,205,148
DTE Energy Co.
475,000	2.600		06/15/22	479,028
NextEra Energy Capital Holdings, Inc.
925,000	3.342		09/01/20	932,807
1,200,000	2.900		04/01/22	1,224,336
NRG Energy, Inc.(a)(c)
1,225,000	3.750		06/15/24	1,266,123
Pinnacle West Capital Corp.
575,000	2.250		11/30/20	575,558

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Public Service Enterprise Group, Inc.(a)
$675,000	2.875%	06/15/24	$ 689,722
Sempra Energy(a)(b)(3M USD LIBOR + 0.500%)
1,700,000	2.501	01/15/21	1,700,272
Southern Power Co.(a)
1,150,000	2.500	12/15/21	1,159,936
Vistra Operations Co. LLC(a)(c)
875,000	3.550	07/15/24	889,682
WEC Energy Group, Inc.
1,400,000	3.375	06/15/21	1,427,958
525,000	3.100	03/08/22	535,321

			18,150,204

Food & Drug Retailing – 1.2%
Conagra Brands, Inc.(a)(b) (3M USD LIBOR + 0.750%)
1,775,000	2.703	10/22/20	1,776,189
General Mills, Inc.(b)(3M USD LIBOR + 0.540%)
1,350,000	2.541	04/16/21	1,354,104
Mondelez International Holdings Netherlands B.V.(c)
775,000	2.125	09/19/22	775,077
Nestle Holdings, Inc.(a)(c)
1,200,000	3.100	09/24/21	1,224,696
Sysco Corp.(a)
625,000	2.600	10/01/20	627,713

			5,757,779

Gas(a) – 0.2%
NiSource, Inc.
1,075,000	2.650	11/17/22	1,088,438

Healthcare Providers & Services – 0.9%
DH Europe Finance II S.a.r.l.
1,000,000	2.050	11/15/22	1,001,660
Humana, Inc.
1,550,000	2.500	12/15/20	1,556,789
UnitedHealth Group, Inc.
1,500,000	1.950	10/15/20	1,500,465

			4,058,914

Insurance – 1.8%
Jackson National Life Global Funding(b)(c) (3M USD LIBOR + 0.300%)
3,500,000	2.236	04/27/20	3,502,450

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc.
$1,675,000	3.500%		12/29/20	$ 1,699,941
Metropolitan Life Global Funding I(c)
1,625,000	3.375		01/11/22	1,670,321
Reliance Standard Life Global Funding II(c)
1,600,000	2.625		07/22/22	1,615,136

				8,487,848

Internet – 0.4%
Amazon.com, Inc.
1,825,000	1.900		08/21/20	1,826,095

Lodging – 0.2%
Marriott International, Inc.
950,000	2.125		10/03/22	948,898

Machinery-Diversified – 0.1%
John Deere Capital Corp.
300,000	3.200		01/10/22	307,968

Media – 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
3,600,000	4.464		07/23/22	3,784,392
Comcast Corp.
1,025,000	3.450		10/01/21	1,054,725
(3M USD LIBOR + 0.330%)
1,550,000	2.239	(b)	10/01/20	1,552,340
(3M USD LIBOR + 0.440%)
1,050,000	2.349	(b)	10/01/21	1,054,715
Fox Corp.(c)
2,475,000	3.666		01/25/22	2,556,155
Sky Ltd.(c)
1,550,000	3.125		11/26/22	1,591,447
Time Warner Cable LLC(a)
1,024,000	4.000		09/01/21	1,047,634
Time Warner Entertainment Co. LP
1,000,000	8.375		03/15/23	1,177,970

				13,819,378

Mining(a)(c) – 0.1%
Glencore Funding LLC
575,000	3.000		10/27/22	581,963

Miscellaneous Manufacturing – 0.8%
General Electric Co.
984,000	2.500		03/28/20	983,725

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
(3M USD LIBOR + 0.800%)
$1,565,000	2.801	%(b)	04/15/20	$ 1,566,549
Ingersoll-Rand Global Holding Co. Ltd.
1,300,000	2.900		02/21/21	1,310,998

				3,861,272

Multi-National – 2.4%
European Investment Bank
11,440,000	2.375		05/13/21	11,549,595

Oil Field Services – 2.0%
BP Capital Markets PLC
2,550,000	3.561		11/01/21	2,628,591
Newfield Exploration Co.
1,250,000	5.750		01/30/22	1,327,988
Occidental Petroleum Corp.
1,700,000	2.600		08/13/21	1,711,356
(3M USD LIBOR + 1.450%)
1,950,000	3.360	(a)(b)	08/15/22	1,963,201
Phillips 66(a)(b)(c) (3M USD LIBOR + 0.750%)
750,000	2.751		04/15/20	750,218
Schlumberger Finance Canada Ltd.(c)
850,000	2.200		11/20/20	851,496

				9,232,850

Pharmaceuticals – 5.2%
AbbVie, Inc.
1,225,000	3.375		11/14/21	1,256,029
2,350,000	2.150	(c)	11/19/21	2,355,804
1,975,000	2.300	(c)	11/21/22	1,983,512
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 0.630%)
2,225,000	2.577		06/25/21	2,231,964
Becton Dickinson & Co.(a)
600,000	2.894		06/06/22	609,558
(3M USD LIBOR + 0.875%)
2,025,000	2.836	(b)	12/29/20	2,025,688
Bristol-Myers Squibb Co.(c)
1,175,000	2.550		05/14/21	1,186,445
1,325,000	2.600		05/16/22	1,346,346
Cigna Corp.
1,275,000	3.200		09/17/20	1,284,971
2,900,000	3.400		09/17/21	2,968,121

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp.(a)
$2,200,000	2.125%	06/01/21	$ 2,203,278
2,276,000	3.700	03/09/23	2,369,703
1,325,000	4.000	12/05/23	1,403,069
Elanco Animal Health, Inc.
1,625,000	3.912	08/27/21	1,665,287

			24,889,775

Pipelines – 2.2%
Enterprise Products Operating LLC
1,450,000	5.250	01/31/20	1,453,248
Kinder Morgan Energy Partners LP(a)
2,275,000	3.950	09/01/22	2,370,004
MPLX LP(a)(b)
(3M USD LIBOR + 0.900%)
725,000	2.785	09/09/21	727,675
(3M USD LIBOR + 1.100%)
1,050,000	2.985	09/09/22	1,052,930
Plains All American Pipeline LP/PAA Finance Corp.(a)
1,250,000	3.650	06/01/22	1,283,388
Sabine Pass Liquefaction LLC(a)
2,300,000	6.250	03/15/22	2,470,729
Sunoco Logistics Partners Operations LP(a)
1,222,000	4.400	04/01/21	1,251,291

			10,609,265

Real Estate Investment Trust(a) – 0.2%
American Tower Corp.
1,125,000	3.300	02/15/21	1,139,951

Retailing – 0.7%
Dollar Tree, Inc.(a)(b)(3M USD LIBOR + 0.700%)
2,850,000	2.702	04/17/20	2,849,915
The Home Depot, Inc.
550,000	3.250	03/01/22	567,028

			3,416,943

Savings & Loans(a)(b)(c) – 0.2%
Nationwide Building Society(3M USD LIBOR + 1.181%)
700,000	3.622	04/26/23	718,998

Semiconductors – 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,550,000	3.000	01/15/22	1,572,878
Broadcom, Inc.(c)
3,100,000	3.125	04/15/21	3,137,169

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
$3,125,000	3.125%		10/15/22	$ 3,185,906

				7,895,953

Software(a) – 0.8%
Fiserv, Inc.
1,025,000	2.700		06/01/20	1,027,286
825,000	3.800		10/01/23	871,217
2,025,000	2.750		07/01/24	2,063,191

				3,961,694

Telecommunication Services – 2.2%
AT&T, Inc.
350,000	2.800	(a)	02/17/21	353,077
425,000	3.875		08/15/21	437,988
1,625,000	3.000		02/15/22	1,658,686
474,000	3.200	(a)	03/01/22	485,229
1,075,000	3.000	(a)	06/30/22	1,098,123
(3M USD LIBOR + 0.950%)
1,245,000	2.951	(b)	07/15/21	1,256,628
Verizon Communications, Inc.
4,375,000	2.946		03/15/22	4,472,563
725,000	3.125		03/16/22	743,966

				10,506,260

Transportation(a) – 0.2%
Ryder System, Inc.
875,000	2.875		06/01/22	890,348

TOTAL CORPORATE OBLIGATIONS (Cost $296,438,063)				$299,377,825

Asset-Backed Securities – 15.9%
Automotive – 5.0%
Ally Master Owner Trust Series 2017-3, Class A2
$3,750,000	2.040%		06/15/22	$ 3,749,787
Ally Master Owner Trust Series 2018-1, Class A2
5,900,000	2.700		01/17/23	5,941,793
Ford Credit Auto Owner Trust Series 2016-2, Class A(c)
500,000	2.030		12/15/27	499,890
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1
5,200,000	2.160		09/15/22	5,205,789

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1
$3,250,000	3.520%	10/15/23	$ 3,332,593
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A1(b)(c) (1M USD LIBOR + 0.640%)
1,750,000	2.380	02/15/23	1,753,912
Nissan Master Owner Receivables Trust Series 2017-C, Class A(b) (1M USD LIBOR + 0.320%)
3,100,000	2.060	10/17/22	3,102,239

			23,586,003

Credit Card – 5.0%
American Express Credit Account Master Trust Series 2019-2, Class A
2,050,000	2.670	11/15/24	2,085,602
Barclays Dryrock Issuance Trust Series 2015-1, Class A
3,450,000	2.200	12/15/22	3,450,313
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5
2,100,000	1.660	06/17/24	2,093,002
Evergreen Credit Card Trust Series 2019-1, Class A(b)(c) (1M USD LIBOR + 0.480%)
6,300,000	2.220	01/15/23	6,315,626
Evergreen Credit Card Trust Series 2019-2, Class A(c)
2,900,000	1.900	09/15/24	2,877,491
Golden Credit Card Trust Series 2017-2A, Class A(c)
800,000	1.980	04/15/22	800,003
Master Credit Card Trust II Series 2017-1A, Class A(c)
2,600,000	2.260	07/21/21	2,600,221
Trillium Credit Card Trust II Series 2019-2A, Class A(c)
3,450,000	3.038	01/26/24	3,488,677

			23,710,935

Home Equity(b) – 0.0%
Centex Home Equity Loan Trust Series 2004-D, Class MV3 (1M USD LIBOR + 1.000%)
51,471	2.792	09/25/34	51,435
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE4, Class M3 (1M USD LIBOR + 2.250%)
11,713	4.042	05/25/34	11,746

			63,181

Student Loan(b) – 5.9%
Access Group, Inc. Series 2013-1, Class A(c) (1M USD LIBOR + 0.500%)
1,094,278	2.292	02/25/36	1,081,741

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1M USD LIBOR + 1.200%)
$2,689,950	2.992%	12/27/66	$ 2,689,946
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c) (1M USD LIBOR + 0.800%)
491,297	2.592	06/25/26	491,915
Educational Services of America, Inc. Series 2014-1, Class A(c) (1M USD LIBOR + 0.700%)
1,241,431	2.492	02/25/39	1,238,778
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(c) (3M LIBOR + 0.110%)
595,980	2.020	11/25/26	594,530
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,235,278	2.840	07/25/45	1,222,245
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
996,529	2.955	03/25/66	997,464
Navient Student Loan Trust Series 2017-2A, Class A(c) (1M USD LIBOR + 1.050%)
2,579,491	2.842	12/27/66	2,577,048
Nelnet Student Loan Trust Series 2012-3A, Class A(c) (1M USD LIBOR + 0.700%)
3,479,885	2.492	02/25/45	3,423,066
Northstar Education Finance, Inc. Series 2012-1, Class A(c) (1M USD LIBOR + 0.700%)
839,410	2.492	12/26/31	838,089
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1M USD LIBOR + 0.590%)
5,168,572	2.382	08/25/40	5,134,146
SLC Student Loan Center Series 2011-1, Class A(c) (1M USD LIBOR + 1.220%)
3,107,918	3.012	10/25/27	3,120,950
SLM Student Loan Trust Series 2007-1, Class A5 (3M USD LIBOR + 0.090%)
1,986,420	2.030	01/26/26	1,981,746
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
290,027	2.949	10/01/24	290,533
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,100,000	2.759	05/01/35	1,095,259

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Utah State Board of Regents Series 2016-1, Class A(1M USD LIBOR + 0.750%)
$1,334,921	2.542%	09/25/56	$ 1,331,547

			28,109,003

TOTAL ASSET-BACKED SECURITIES (Cost $75,389,726)			$ 75,469,122

Municipal Debt Obligation(a)(b) – 0.1%
Utah – 0.1%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(3M USD LIBOR + 0.850%)
$263,874	2.760%	05/01/29	$ 264,204
(Cost $264,288)

U.S. Treasury Obligations – 7.3%
United States Treasury Inflation Indexed Note
$5,706,849	0.125%	07/15/22	$ 5,732,510
United States Treasury Notes(e)
940,000	1.375	04/30/21	937,136
6,390,000	2.875	10/15/21	6,532,277
20,520,000	2.875	10/31/23	21,440,194

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,741,362)			$ 34,642,117

Shares	Dividend Rate		Value

Investment Companies(f) – 7.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
22,701,417	1.638%		$ 22,701,417
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
11,405,613	1.840		11,410,175

TOTAL INVESTMENT COMPANIES (Cost $34,110,502)			$ 34,111,592

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $440,943,941)			$443,864,860

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 4.4%
Certificates of Deposit – 1.3%
Canadian Imperial Bank of Commerce
$2,000,000	2.000%	01/16/20	$ 2,000,227

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Nordea Bank AB NY(b)(3M USD LIBOR + 0.320%)
$2,270,000	2.211%	05/05/21	$ 2,270,853
Sumitomo Mitsui Banking Corp.(b)(3M USD LIBOR + 0.370%)
1,900,000	2.380	01/10/20	1,900,125

			6,171,205

Commercial Paper – 3.1%
Standard Chartered Bank(b)
3,000,000	2.319	09/18/20	3,004,621
BAT International Finance PLC(c)(g)
1,676,000	0.000	03/13/20	1,668,731
Sumitomo Mitsui Banking Corp.(b)
4,190,000	2.351	07/16/21	4,191,253
Credit Agricole Corporate & Investment Bank(b)
(3M USD LIBOR + 0.385%)
2,650,000	2.286	05/11/20	2,653,437
(3M USD LIBOR + 0.480%)
3,000,000	2.371	09/10/21	3,005,928

			14,523,970

TOTAL SHORT-TERM INVESTMENTS (Cost $20,675,101)			$ 20,695,175

TOTAL INVESTMENTS – 97.9% (Cost $461,619,042)			$464,560,035

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			10,066,868

NET ASSETS – 100.0%			$474,626,903

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2019.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	154	03/31/20	$33,187,000	$(22,382)

Short position contracts:
Eurodollars	(167)	12/14/20	(41,073,650)	(459,750)
Eurodollars	(143)	03/15/21	(35,192,300)	(465,432)
5 Year U.S. Treasury Notes	(598)	03/31/20	(70,928,406)	283,464

Total				$(641,718)

TOTAL FUTURES CONTRACTS				$(664,100)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 74.7%
Collateralized Mortgage Obligations – 1.9%
Interest Only(a) – 0.0%
FNMA STRIPS Series 151, Class 2
$142	9.500%	07/25/22	$ 7

Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
16,767	29.448	02/16/32	22,922

Principal Only(c)(d) – 0.0%
FNMA REMIC Series G-35, Class N
118	0.000	10/25/21	117

Regular Floater(b) – 0.6%
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
541,027	2.163	10/07/20	541,117
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A (1M LIBOR + 0.470%)
1,169,997	2.183	11/05/20	1,170,540

			1,711,657

Sequential Fixed Rate – 1.2%
FHLMC REMIC Series 2329, Class ZA
322,335	6.500	06/15/31	360,907
FHLMC REMIC Series 4246, Class PT
101,892	6.500	02/15/36	117,445
FHLMC REMIC Series 4273, Class PD
560,584	6.500	11/15/43	656,534
FNMA REMIC Series 2011-52, Class GB
523,558	5.000	06/25/41	580,238
FNMA REMIC Series 2011-99, Class DB
519,688	5.000	10/25/41	574,939
FNMA REMIC Series 2012-111, Class B
63,903	7.000	10/25/42	74,471
FNMA REMIC Series 2012-153, Class B
287,040	7.000	07/25/42	341,947
GNMA REMIC Series 2002-42, Class KZ
831,749	6.000	06/16/32	917,610

			3,624,091

Sequential Floating Rate(b) – 0.1%
FHLMC REMIC Series 1760, Class ZB(10 Year CMT - 0.600%)
39,357	1.170	05/15/24	38,925

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
$141,744	2.779%	11/25/29	$ 139,031

			177,956

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 5,536,750

Federal Agencies – 72.8%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.224%)
$4,073	3.974%	11/01/32	$ 4,288
(1 Year CMT + 2.250%)
273,728	4.354	09/01/33	287,850

			292,138

Adjustable Rate FNMA(b) – 0.5%
(1 Year CMT + 2.195%)
259,843	4.587	02/01/35	272,862
(1 Year CMT + 2.223%)
10,348	4.765	06/01/33	10,862
(12M USD LIBOR + 1.531%)
306,867	3.781	09/01/35	319,820
(12M USD LIBOR + 1.591%)
33,293	4.716	12/01/32	34,465
(12M USD LIBOR + 1.656%)
329,468	3.715	10/01/33	344,239
(12M USD LIBOR + 1.670%)
17,879	3.670	11/01/32	18,656
(6M USD LIBOR + 1.413%)
345,931	3.413	05/01/33	356,686

			1,357,590

Adjustable Rate GNMA(b) – 0.5%
(1 Year CMT + 1.500%)
19,080	3.875	06/20/23	19,338
9,789	3.250	07/20/23	9,945
9,297	3.250	08/20/23	9,448
20,810	3.250	09/20/23	21,056
7,379	4.000	03/20/24	7,481
64,715	3.875	04/20/24	65,837
8,572	3.875	05/20/24	8,750
73,549	3.875	06/20/24	74,733
44,125	3.250	07/20/24	44,738
60,937	3.250	08/20/24	61,796
18,385	3.250	09/20/24	18,648
25,261	4.125	11/20/24	25,616
27,296	4.125	12/20/24	27,684
16,710	4.000	01/20/25	16,974
9,940	4.000	02/20/25	10,099
37,720	3.875	05/20/25	38,406
29,843	3.250	07/20/25	30,327
13,251	4.000	02/20/26	13,491
757	3.250	07/20/26	771
38,478	4.000	01/20/27	39,241
14,750	4.000	02/20/27	15,045

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$112,764	3.875%	04/20/27	$ 115,243
10,817	3.875	05/20/27	11,061
16,519	3.875	06/20/27	16,887
5,876	4.125	11/20/27	5,993
16,863	4.125	12/20/27	17,203
40,421	4.000	01/20/28	41,294
13,032	4.000	02/20/28	13,315
14,114	4.000	03/20/28	14,423
64,198	3.250	07/20/29	65,707
41,721	3.250	08/20/29	42,735
7,626	3.250	09/20/29	7,806
33,851	4.125	10/20/29	34,634
47,653	4.125	11/20/29	48,770
9,209	4.125	12/20/29	9,423
12,988	4.000	01/20/30	13,307
5,547	4.000	02/20/30	5,685
37,663	4.000	03/20/30	38,595
40,894	3.875	04/20/30	41,983
105,246	3.875	05/20/30	108,061
12,007	3.875	06/20/30	12,338
89,578	3.250	07/20/30	91,811
17,962	3.250	09/20/30	18,428
28,511	4.125	10/20/30	29,181
56,603	4.000	03/20/32	58,143

			1,421,450

FHLMC – 2.1%
4,871	6.500	07/01/21	4,991
650	6.500	08/01/22	676
14,206	9.000	10/01/22	14,253
40,955	4.500	10/01/23	43,168
183,883	5.000	08/01/24	190,747
23,558	6.500	07/01/28	24,930
279,587	4.500	03/01/29	299,070
3,705	8.000	07/01/30	3,914
12,699	5.000	08/01/33	13,969
2,415	5.000	09/01/33	2,657
4,587	5.000	10/01/33	5,045
3,132	5.000	11/01/34	3,471
178,256	5.000	12/01/34	197,541
8,669	5.000	07/01/35	9,608
906	5.000	11/01/35	996
16,857	5.000	12/01/35	18,590
24,954	5.000	02/01/37	27,591
2,133	5.000	03/01/38	2,359
89,941	5.000	07/01/39	99,641
14,882	4.000	06/01/40	15,958
6,132	5.000	08/01/40	6,746
1,873	4.500	11/01/40	2,036
129,642	4.000	02/01/41	138,910
1,279	5.000	04/01/41	1,403
5,758	5.000	06/01/41	6,316
233,327	5.000	07/01/41	257,401
9,147	4.000	11/01/41	9,806
13,541	3.000	05/01/42	13,958
15,267	3.000	08/01/42	15,738
15,939	3.000	01/01/43	16,403
62,753	3.000	02/01/43	64,734
1,745,280	4.000	03/01/48	1,836,206
2,132,713	4.000	04/01/48	2,222,656
367,376	4.000	10/01/48	390,278

			5,961,766

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – 0.2%
$3,573	6.500%	11/01/28	$ 3,869
34,906	7.000	07/01/31	39,916
425,243	5.500	07/01/33	473,905

			517,690

GNMA – 24.5%
33,040	7.000	12/15/27	35,967
11,671	6.500	08/15/28	12,640
73,714	6.000	01/15/29	80,592
109,433	7.000	10/15/29	120,270
32,055	5.500	11/15/32	34,967
583,547	5.500	12/15/32	647,485
20,339	5.500	01/15/33	22,318
40,408	5.500	02/15/33	44,914
47,206	5.500	03/15/33	52,417
51,323	5.500	07/15/33	56,650
17,603	5.500	08/15/33	19,160
10,444	5.500	09/15/33	11,321
30,208	5.500	04/15/34	33,308
9,099	5.500	05/15/34	9,581
277,203	5.500	06/15/34	309,268
211,712	5.500	09/15/34	236,376
208,773	5.500	12/15/34	232,403
150,694	5.500	01/15/35	168,157
105,012	5.000	03/15/38	114,479
1,496	5.000	11/15/38	1,655
7,111	4.000	02/20/41	7,577
10,819	4.000	11/20/41	11,518
1,798	4.000	01/20/42	1,914
5,773	4.000	04/20/42	6,146
3,313	4.000	10/20/42	3,519
421,799	4.000	08/20/43	447,347
5,993	4.000	03/20/44	6,344
7,258	4.000	05/20/44	7,684
500,197	4.000	11/20/44	528,776
2,224,110	4.000	06/20/45	2,344,927
563,907	4.000	01/20/46	593,129
619,458	4.500	02/20/48	656,255
2,952,979	4.500	05/20/48	3,112,470
2,594,861	4.500	08/20/48	2,731,969
13,506,344	4.500	09/20/48	14,210,500
2,178,791	5.000	10/20/48	2,308,361
655,344	5.000	11/20/48	693,702
928,656	5.000	12/20/48	981,487
1,016,949	4.500	01/20/49	1,065,678
5,268,000	5.000	01/20/49	5,562,350
1,983,162	5.000	03/20/49	2,085,760
3,000,000	5.000	TBA-30yr(c)	3,159,375
26,000,000	3.000	TBA-30yr(c)	26,707,463

			69,478,179

UMBS – 35.0%
65,904	5.500	02/01/23	68,400
93,761	5.000	06/01/23	100,126

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$787,577	5.000%	08/01/23	$ 841,383
125,490	5.500	08/01/23	135,115
2,061	4.500	07/01/36	2,235
2,136	4.500	04/01/39	2,328
8,559	4.500	05/01/39	9,334
4,283	4.000	08/01/39	4,590
16,921	4.500	08/01/39	18,453
328,490	4.500	12/01/39	358,238
15,559	4.500	01/01/41	16,902
169,541	4.500	05/01/41	184,174
103,255	4.500	08/01/41	111,895
99,195	4.500	08/01/42	107,961
15,150	3.000	11/01/42	15,690
168,424	3.000	12/01/42	174,479
425,557	3.000	01/01/43	440,861
74,912	3.000	02/01/43	77,606
499,737	3.000	03/01/43	517,709
819,988	3.000	04/01/43	849,476
566,116	3.000	05/01/43	586,476
97,558	3.000	06/01/43	101,066
862,935	3.000	07/01/43	893,968
1,786,598	4.500	10/01/44	1,929,828
1,032,499	4.500	04/01/45	1,135,681
117,716	4.500	05/01/45	129,480
658,623	4.500	06/01/45	711,424
602,712	4.000	11/01/45	638,971
196,702	4.000	03/01/46	207,959
17,017	4.500	05/01/46	18,154
134,859	4.000	06/01/46	142,243
33,765	4.000	08/01/46	35,614
206,963	4.500	08/01/46	220,661
213,695	4.000	10/01/46	225,397
60,948	4.500	06/01/47	66,334
2,086,566	4.500	11/01/47	2,236,400
505,285	4.000	12/01/47	540,559
522,218	4.000	01/01/48	558,511
1,741,640	4.000	02/01/48	1,856,403

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
	$1,444,385	4.000%	03/01/48	$ 1,535,740
	848,354	4.000	05/01/48	901,746
	2,191,968	4.000	06/01/48	2,329,575
	625,070	4.000	08/01/48	663,628
	2,169,094	4.000	11/01/48	2,255,801
	2,539,844	5.000	11/01/48	2,782,653
	1,219,889	4.000	01/01/49	1,269,412
	10,999,999	3.000	06/01/49	11,155,712
	2,999,998	3.000	07/01/49	3,043,146
	1,000,000	3.000	08/01/49	1,014,383
	759,089	2.500	09/01/49	750,768
	4,300,472	3.000	09/01/49	4,362,485
	170,910	2.500	10/01/49	169,036
	12,977,069	5.000	10/01/49	13,881,959
	10,069,999	2.500	11/01/49	9,959,610
	5,999,401	2.500	12/01/49	5,933,634
	16,699,525	3.000	12/01/49	16,939,705
	4,000,000	2.500	01/01/50	3,956,151

				99,177,228

UMBS, 30 Year, Single Family(c) – 9.9%
	2,000,000	3.500	TBA-30yr	2,057,420
	8,000,000	3.000	TBA-30yr	8,112,558
	11,000,000	4.000	TBA-30yr	11,442,485
	6,000,000	4.500	TBA-30yr	6,317,813

				27,930,276

TOTAL FEDERAL AGENCIES				$ 206,136,317

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $209,964,552)				$ 211,673,067

Agency Debentures – 12.1%
FFCB
	$3,000,000	3.430%	12/06/28	$ 3,300,810
	720,000	5.270	05/01/29	890,669
	1,150,000	3.290	01/25/30	1,243,345
FHLB
	1,200,000	1.875	03/13/20	1,200,624
	3,700,000	2.125	06/09/23	3,757,646
	2,100,000	3.375	09/08/23	2,228,646

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
FHLB – (continued)
	$300,000	3.375%	12/08/23	$ 319,413
FNMA
	1,400,000	1.875	09/24/26	1,396,682
	2,600,000	6.250	05/15/29	3,511,430
	4,000,000	6.625	11/15/30	5,696,240
Israel Government AID Bond(e)
	1,400,000	5.500	09/18/23	1,586,396
	500,000	5.500	12/04/23	568,915
	700,000	5.500	04/26/24	805,056
New Valley Generation V
	1,045,342	4.929	01/15/21	1,041,453
Tennessee Valley Authority
	6,500,000	3.875%	02/15/21	6,657,755

TOTAL AGENCY DEBENTURES (Cost $33,227,000)				$ 34,205,080

Asset-Backed Securities – 6.6%
Automotive – 3.2%
Ally Master Owner Trust Series 2018-1, Class A2
	$4,100,000	2.700%	01/17/23	$ 4,129,042
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(f)
	2,150,000	2.630	12/20/21	2,156,680
Chesapeake Funding II LLC Series 2017-2A, Class A1(f)
	629,455	1.990	05/15/29	628,808
Ford Credit Auto Owner Trust Series 2016-2, Class A(f)
	400,000	2.030	12/15/27	399,912
Mercedes-Benz Master Owner Trust Series 2017-BA, Class A(b)(f)(1M LIBOR + 0.420%)
	1,850,000	2.160	05/16/22	1,851,281

				9,165,723

Student Loan(b) – 3.4%
Access Group, Inc. Series 2015-1, Class A(f)(1M USD LIBOR + 0.700%)
	422,183	2.492	07/25/56	413,748
ECMC Group Student Loan Trust Series 2018-2A, Class A(f)(1M USD LIBOR + 0.800%)
	1,299,612	2.592	09/25/68	1,282,375
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(f)(3M LIBOR + 0.110%)
	424,063	2.020	11/25/26	423,031

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Higher Education Funding I Series 2014-1, Class A(f)(3M USD LIBOR + 1.050%)
$1,343,501	2.960%	05/25/34	$ 1,343,496
Navient Student Loan Trust Series 2016-7A, Class A(f)(1M USD LIBOR + 1.150%)
692,503	2.955	03/25/66	693,153
Navient Student Loan Trust Series 2017-4A, Class A2(f)(1M USD LIBOR + 0.500%)
850,000	2.292	09/27/66	848,706
Nelnet Student Loan Trust Series 2013-5A, Class A(f)(1M USD LIBOR + 0.630%)
234,594	2.422	01/25/37	231,856
PHEAA Student Loan Trust Series 2016-1A, Class A(f)(1M USD LIBOR + 1.150%)
1,168,492	2.942	09/25/65	1,168,490
Scholar Funding Trust Series 2013-A, Class A(f)(1M USD LIBOR + 0.650%)
1,532,713	2.455	01/30/45	1,517,458
SLM Student Loan Trust Series 2008-5, Class A4(3M USD LIBOR + 1.700%)
787,823	3.640	07/25/23	794,391
Utah State Board of Regents Series 2011-1, Class A3(3M USD LIBOR + 0.850%)
800,000	2.759	05/01/35	796,552

			9,513,256

TOTAL ASSET-BACKED SECURITIES (Cost $18,698,380)			$ 18,678,979

Municipal Debt Obligations – 1.9%
Alaska(b) – 0.5%
Alaska State Student Loan Corp. Series 2013, Class A(1M USD LIBOR + 0.000%)
$1,554,375	2.292%	08/25/31	$ 1,552,824

New Hampshire(b)(g) – 0.4%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.000%)
1,086,139	2.790	10/25/37	1,078,695

New Jersey – 0.9%
New Jersey Economic Development Authority Series A
2,000,000	7.425	02/15/29	2,507,460

Texas(b)(g) – 0.1%
Brazos Higher Education Authority, Inc. Series 2005-2, Class I-A12(3M USD LIBOR + 0.000%)
241,092	2.107	03/27/23	240,807

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,864,873)			$ 5,379,786

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 32.2%
United States Treasury Bonds
$3,500,000	3.750%		11/15/43	$ 4,378,281
3,830,000	3.625	(h)	02/15/44	4,708,506
8,890,000	3.375		05/15/44	10,526,316
3,320,000	3.125	(h)	08/15/44	3,779,094
7,200,000	2.875		11/15/46	7,898,625
5,080,000	2.750		11/15/47	5,447,506
1,110,000	2.250		08/15/49	1,076,700
United States Treasury Inflation Indexed Note
3,278,641	0.125		07/15/22	3,293,383
United States Treasury Notes
690,000	2.875		10/31/23	720,942
16,320,000	2.875		11/30/23	17,063,325
4,670,000	2.875		05/31/25	4,943,998
4,360,000	2.875		07/31/25	4,620,919
8,260,000	1.625		05/15/26	8,169,656
1,010,000	2.125		05/31/26	1,029,569
1,270,000	2.250		11/15/27	1,305,322
2,950,000	2.875		08/15/28	3,179,547
United States Treasury Strip Coupon(d)
6,400,000	0.000		11/15/35	4,439,017
1,300,000	0.000		05/15/36	888,605
6,000,000	0.000		11/15/37	3,934,228

TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,977,967)				$ 91,403,539

Shares	Dividend Rate			Value

Investment Company(i) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
257,414	1.638%			$ 257,414
(Cost $257,414)

TOTAL INVESTMENTS – 127.6% (Cost $355,990,186)				$ 361,597,865

LIABILITIES IN EXCESS OF OTHER ASSETS – (27.6)%				(78,267,103)

NET ASSETS – 100.0%				$ 283,330,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $57,797,114 which represents approximately 20.4% of the Fund’s net assets as of December 31, 2019.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $2,960,367, which represents approximately 1.0% of the Fund’s net assets as of December 31, 2019.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/21/20	$(3,000,000)	$(3,105,469)
GNMA	4.500	TBA-30yr	01/21/20	(7,000,000)	(7,319,375)
UMBS, 30 Year, Single Family	2.500	TBA-30yr	01/14/20	(2,000,000)	(1,976,903)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	02/12/20	(21,000,000)	(21,282,341)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/14/20	(3,000,000)	(3,207,187)

TOTAL (Proceeds Receivable: $36,843,301)					$(36,891,275)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	82	12/14/20	$20,167,900	$74,938
3 Month SOFR	13	03/17/20	3,199,300	14
5 Year U.S. Treasury Notes	196	03/31/20	23,247,438	(51,971)
10 Year U.S. Treasury Notes	46	03/20/20	5,907,406	2,708

Total				$25,689

Short position contracts:
30 Day Federal Funds	(3)	01/31/20	(1,230,692)	(99)
30 Day Federal Funds	(3)	02/28/20	(1,230,598)	245
30 Day Federal Funds	(1)	03/31/20	(410,199)	144
Ultra Long U.S. Treasury Bonds	(43)	03/20/20	(7,811,219)	207,280
Ultra 10 Year U.S. Treasury Notes	(44)	03/20/20	(6,190,938)	72,753
2 Year U.S. Treasury Notes	(37)	03/31/20	(7,973,500)	(3,793)
20 Year U.S. Treasury Bonds	(87)	03/20/20	(13,563,844)	262,405

Total				$538,935

TOTAL FUTURES CONTRACTS				$564,624

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(b)	1.259%	12/15/21	$4,850	$(14,796)	$(1,013)	$(13,783)
0.000%	3M LIBOR	07/25/24	11,100	277	180	97
1.333(b)	3M LIBOR	11/15/26	4,970	71,577	(5,078)	76,655
3M LIBOR(c)	1.654(d)	08/15/29	2,460	(48,544)	(1,685)	(46,859)
3M LIBOR(c)	2.000(d)	03/18/30	3,830	34,539	52,031	(17,492)
1.842(d)	3M LIBOR(c)	05/15/45	2,800	140,744	6,213	134,531

TOTAL				$183,797	$50,648	$133,149

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(b)	Payments made annually
(c)	Payments made quarterly
(d)	Payments made semi-annually

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1M IRS	Citibank NA	1.736	01/13/2020	5,400,000	$5,400,000	$4,462	$45,009	$(40,547)

Puts
3M IRS	JPMorgan Securities, Inc.	2.183	02/19/2020	1,800,000	1,800,000	2,401	1,980	421
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	2,000,000	2,000,000	36,960	24,561	12,399
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	1,800,000	1,800,000	40,266	21,240	19,026
1M IRS	Citibank NA	1.736	01/13/2020	5,400,000	5,400,000	84,519	45,009	39,510
6M IRS	Deutsche Bank AG	1.985	06/09/2020	1,100,000	1,100,000	13,669	11,000	2,669

				12,100,000	$12,100,000	$177,815	$103,790	$74,025

Total Purchased option contracts				17,500,000	$17,500,000	$182,277	$148,799	$33,478

Written option contracts
Puts
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(2,000,000)	(2,000,000)	(10,217)	(8,070)	(2,147)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(7,000,000)	(7,000,000)	(16,344)	(16,450)	106
6M IRS	Deutsche Bank AG	1.894	06/09/2020	(9,900,000)	(9,900,000)	(6,010)	(6,233)	223
6M IRS	Deutsche Bank AG	2.235	06/09/2020	(1,100,000)	(1,100,000)	(5,698)	(4,767)	(931)
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(3,600,000)	(3,600,000)	(25,614)	(13,725)	(11,889)

Total Written option contracts				(23,600,000)	$(23,600,000)	$(63,882)	$(49,245)	$(14,638)

TOTAL				(6,100,000)	$(6,100,000)	$118,395	$99,554	$18,840

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 4.9%
Multi-National – 4.9%
European Investment Bank(b) (SOFR + 0.290%)
$7,470,000	1.833%	06/10/22	$ 7,477,620
International Bank for Reconstruction & Development (SOFR + 0.220%)
9,000,000	1.760	08/21/20	9,002,520

TOTAL CORPORATE OBLIGATIONS (Cost $16,470,000)			$ 16,480,140

Mortgage-Backed Obligations – 32.5%
Collateralized Mortgage Obligations – 25.1%
Regular Floater(a) – 23.1%
FHLMC REMIC Series 1826, Class F (1M USD LIBOR + 0.400%)
$2,305	2.140%	09/15/21	$ 2,306
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
559,660	2.340	09/15/37	563,935
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
106,063	2.040	04/15/37	105,655
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
134,006	2.590	06/15/39	135,336
FHLMC REMIC Series 4272, Class FD (1M USD LIBOR + 0.350%)
3,088,599	2.090	11/15/43	3,076,420
FHLMC REMIC Series 4316, Class FY (1M USD LIBOR + 0.400%)
827,943	2.140	11/15/39	827,806
FHLMC REMIC Series 4477, Class FG (1M USD LIBOR + 0.300%)
2,553,667	2.081	10/15/40	2,545,551
FHLMC REMIC Series 4508, Class CF (1M USD LIBOR + 0.400%)
7,781,082	2.140	09/15/45	7,787,312
FHLMC REMIC Series 4751, Class EF (1M USD LIBOR + 0.250%)
8,750,303	1.990	05/15/41	8,707,993
FHLMC REMIC Series 4751, Class FA (1M USD LIBOR + 0.250%)
7,269,848	1.990	03/15/39	7,224,496
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
214,941	2.140	05/15/36	214,133
FHLMC STRIPS Series 350, Class F2 (1M USD LIBOR + 0.350%)
9,576,813	2.131	09/15/40	9,517,457
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
15,799	2.237	11/17/28	15,819
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
142,755	2.292	08/25/36	143,016
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
34,330	2.142	04/25/37	34,237

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA REMIC Series 2007-36, Class F (1M USD LIBOR + 0.230%)
$695,051	2.022%	04/25/37	$ 689,963
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
326,138	2.632	04/25/48	330,502
FNMA REMIC Series 2009-66, Class FP (1M USD LIBOR + 0.900%)
12,160,545	2.692	09/25/39	12,336,323
FNMA REMIC Series 2009-75, Class MF(1M USD LIBOR + 1.150%)
463,775	2.942	09/25/39	473,798
FNMA REMIC Series 2010-123, Class FL (1M USD LIBOR + 0.430%)
1,060,024	2.222	11/25/40	1,059,657
FNMA REMIC Series 2010-8, Class FE (1M USD LIBOR + 0.790%)
5,642,938	2.582	02/25/40	5,690,393
FNMA REMIC Series 2011-110, Class FE (1M USD LIBOR + 0.400%)
1,736,620	2.192	04/25/41	1,735,595
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
374,323	2.242	07/25/41	375,754
FNMA REMIC Series 2012-56, Class FG (1M USD LIBOR + 0.500%)
956,279	2.292	03/25/39	957,340
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
98,244	2.192	09/25/43	98,145
FNMA REMIC Series 2014-19, Class FA (1M USD LIBOR + 0.400%)
654,911	2.192	11/25/39	654,816
FNMA REMIC Series 2014-19, Class FJ (1M USD LIBOR + 0.400%)
764,898	2.192	11/25/39	764,783
FNMA REMIC Series 2017-45, Class FA (1M USD LIBOR + 0.320%)
6,154,966	2.101	06/25/47	6,148,284
NCUA Guaranteed Notes Series 2011-R1, Class 1A (1M LIBOR + 0.450%)
152,891	2.163	01/08/20	153,024
NCUA Guaranteed Notes Series 2011-R2, Class 1A (1M LIBOR + 0.400%)
678,213	2.113	02/06/20	678,673
NCUA Guaranteed Notes Series 2011-R3, Class 1A (1M LIBOR + 0.400%)
487,569	2.118	03/11/20	487,740
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
767,453	2.163	10/07/20	767,581
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A (1M LIBOR + 0.470%)
2,310,076	2.183	11/05/20	2,311,148

			76,614,991

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 4248, Class LM
$458,900	6.500%	05/15/41	$ 531,533

Sequential Floating Rate(a) – 1.8%
FHLMC REMIC Series 3588, Class CW
863,756	4.205	10/15/37	901,324
FNMA REMIC Series 1990-145, Class A
233	3.676	12/25/20	234
FNMA REMIC Series 1997-20, Class F
41,900	2.911	03/25/27	42,076
Holmes Master Issuer PLC Series 2018-1A, Class A2(b) (3M USD LIBOR + 0.360%)
2,102,857	2.361	10/15/54	2,101,791
Permanent Master Issuer PLC Series 2018-1A, Class 1A1(b) (3M USD LIBOR + 0.380%)
3,100,000	2.366	07/15/58	3,099,061

			6,144,486

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 83,291,010

Commercial Mortgage-Backed Securities(a) – 5.6%
Sequential Floating Rate – 5.6%
FHLMC Multifamily Structured Pass-Through Certificates Series KF42, Class A (1M USD LIBOR + 0.250%)
$3,087,624	1.947%	12/25/24	$ 3,075,355
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A (1M USD LIBOR + 0.340%)
283,129	2.037	01/25/21	283,064
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A (1M USD LIBOR + 0.380%)
1,079,728	2.077	08/25/23	1,079,292
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
1,338,966	2.147	06/25/23	1,337,974
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
3,263,586	2.067	04/25/24	3,257,076
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
3,625,949	2.067	05/25/24	3,618,895
FHLMC Multifamily Structured Pass-Through Certificates Series J15L, Class AFL (1M USD LIBOR + 0.350%)
1,864,814	2.047	08/25/25	1,855,470

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
FNMA ACES Series 2017-M13, Class FA (1M USD LIBOR + 0.400%)
$4,363,151	2.246%	10/25/24		$ 4,321,056

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 18,828,182

Federal Agencies – 1.8%
Adjustable Rate FHLMC(a) – 0.7%
(COF + 1.250%)
$26	5.955%	01/01/20	26	$ 26
550	2.377	05/01/21	554	548
(3 Year CMT + 2.557%)
277,347	4.368	08/01/28	287,400	282,164
(6M CMT + 2.219%)
59,592	4.621	05/01/29	61,287	61,287
(COF + 1.250%)
5,319	4.085	06/01/29	5,359	5,511
12,474	2.405	04/01/30	12,567	12,460
(COF + 1.248%)
10,175	4.410	06/01/30	10,252	10,612
(COF + 1.198%)
2,043	2.448	02/01/31	2,073	2,039
(12M MTA + 2.155%)
4,897	4.622	06/01/31	4,934	5,105
(12M USD LIBOR + 1.860%)
433,107	4.735	05/01/34	465,184	451,888
(12M USD LIBOR + 1.750%)
453,559	4.625	05/01/35	481,055	473,938
(3 Year CMT + 2.097%)
6,175	6.039	05/01/35	6,443	6,442
(1 Year CMT + 2.277%)
1,037,538	4.338	01/01/38	1,113,732	1,092,875

				2,404,895

Adjustable Rate FNMA(a) – 0.7%
(1 Year CMT + 2.000%)
312	6.794	02/01/22	319	319
(1 year CMT + 1.500%)
3,686	4.064	05/20/22	3,769	3,678
(6M USD LIBOR + 1.750%)
7,480	3.750	02/01/23	7,679	7,561
(6M USD LIBOR + 1.891%)
75,001	4.327	01/01/24	77,087	76,229
(6M USD LIBOR + 1.925%)
70,145	4.211	03/01/24	72,095	71,387
(1 year CMT + 1.500%)
40,515	3.777	06/20/24	41,667	40,470
(COF + 1.250%)
4,932	3.681	06/01/27	4,969	4,997
3,514	4.250	12/01/27	3,540	3,661
3,959	4.495	01/01/28	3,989	4,152
3,246	2.295	06/01/29	3,270	3,244
3,819	2.405	06/01/29	3,848	3,817
(1 Year CMT + 2.265%)
338,485	4.645	07/01/33	362,708	354,696

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(1 Year CMT + 2.360%)
$146,238	4.537%	11/01/34	156,383	$ 154,019
(COF + 1.254%)
2,184	4.125	05/01/36	2,200	2,264
(12M USD LIBOR + 1.963%)
732,087	4.591	03/01/37	780,473	766,730
(12M MTA + 1.400%)
39,315	3.727	06/01/40	40,520
(12M MTA + 1.200%)
4,013	3.527	02/01/41	4,043	4,114
(12M USD LIBOR + 1.550%)
745,045	3.988	09/01/44	761,576	765,265

				2,307,123

Adjustable Rate GNMA(a) – 0.3%
(1 Year CMT + 1.500%)
482,346	3.875	04/20/33	504,956	495,426
101,949	3.875	05/20/33	106,219	104,722
254,456	3.250	08/20/34	259,306	261,950

				862,098

FHLMC – 0.0%
6,053	7.000	04/01/21	6,348	6,071
5,935	7.000	08/01/21	6,240	6,101
26,182	7.000	05/01/22	27,172	27,282
75,163	7.000	06/01/22	78,240	78,384
655	4.500	05/01/23	660	674

				118,512

GNMA – 0.0%
15,749	7.000	04/15/26	16,347	17,093

UMBS – 0.1%
41	5.000	01/01/20	43	41
7,582	7.000	07/01/21	7,951	7,776
17,736	7.000	11/01/21	18,340	18,289
15,922	7.000	12/01/21	16,465	15,955
17,294	7.000	01/01/22	17,350
4,135	7.000	02/01/22	4,276	4,279
14,424	6.000	05/01/38	15,795	16,501
17,816	6.000	11/01/38	19,509	20,458
40,141	6.000	09/01/39		45,974

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$15,234	6.000%	10/01/39	16,682	$ 17,455
10,213	6.000	10/01/40	11,183	11,725
15,093	6.000	05/01/41	16,527	17,260

				193,063

TOTAL FEDERAL AGENCIES				$ 5,902,784

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $108,471,039)				$ 108,021,976

Agency Debenture(a) – 2.2%
FFCB (3MTreasury money market yield + 0.290%)
$7,200,000	1.816%	04/11/22		$ 7,199,568
(Cost $7,200,000)

Asset-Backed Securities(a) – 52.4%
Automotive – 8.2%
Ally Master Owner Trust Series 2017-3, Class A1 (1M USD LIBOR + 0.430%)
$11,500,000	2.170%	06/15/22		$ 11,513,235
Chesapeake Funding II LLC Series 2017-3A, Class A2(b) (1M USD LIBOR + 0.340%)
2,000,226	2.080	08/15/29		1,999,074
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(b) (1M USD LIBOR + 0.430%)
9,650,000	2.170	07/15/22		9,657,682
Nissan Master Owner Receivables Trust Series 2017-C, Class A (1M USD LIBOR + 0.320%)
4,100,000	2.060	10/17/22		4,102,962

				27,272,953

Collateralized Loan Obligations(b) – 17.2%
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,600,000	2.986	01/28/31		3,593,761
Apex Credit CLO II LLC Series 2017-2A, Class A (3M USD LIBOR + 1.270%)
3,000,000	3.178	09/20/29		2,997,951
Barings CLO Ltd. Series 2018-3A, Class A1 (3M USD LIBOR + 0.950%)
4,000,000	2.916	07/20/29		3,991,616
CBAM CLO Management LLC Series 2017-2A, Class A (3M USD LIBOR + 1.240%)
3,500,000	3.242	10/17/29		3,499,962
Cedar Funding VII Clo Ltd. Series 18-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	2.966	01/20/31		2,980,050

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Dryden 64 CLO Ltd. Series 18-64A, Class A (3M USD LIBOR + 0.970%)
$5,950,000	2.973%	04/18/31	$ 5,890,815
Jamestown CLO X Ltd. Series 2017-10A, Class A1 (3M USD LIBOR + 1.250%)
4,750,000	3.252	07/17/29	4,745,544
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,200,000	2.751	04/15/29	5,161,437
Newfleet CLO Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 0.950%)
5,450,000	2.916	04/20/28	5,432,293
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
6,000,000	3.016	04/26/31	5,965,404
OCP CLO Ltd. Series 2017-13A, Class A1A (3M USD LIBOR + 1.260%)
3,150,000	3.261	07/15/30	3,150,101
Pikes Peak Clo 2 Series 18-2A, Class A (3M USD LIBOR + 1.290%)
6,700,000	3.293	01/18/32	6,676,905
WhiteHorse X Ltd. Series 2015-10A, Class A1R (3M USD LIBOR + 0.930%)
2,883,817	2.932	04/17/27	2,883,831

			56,969,670

Credit Card – 18.1%
American Express Credit Account Master Trust Series 2017-2, Class A (1M LIBOR + 0.450%)
6,700,000	2.190	09/16/24	6,732,163
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M LIBOR + 0.620%)
10,100,000	2.405	04/22/26	10,171,682
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1M LIBOR + 0.370%)
10,750,000	2.080	08/08/24	10,774,916
Evergreen Credit Card Trust Series 2019-1, Class A(b) (1M USD LIBOR + 0.480%)
8,700,000	2.220	01/15/23	8,721,580
Golden Credit Card Trust Series 2017-4A, Class A(b) (1M USD LIBOR + 0.520%)
11,200,000	2.260	07/15/24	11,199,991
Golden Credit Card Trust Series 2019-1A, Class A(b) (1M USD LIBOR + 0.450%)
3,500,000	2.190	12/15/22	3,506,363

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Credit Card – (continued)
Trillium Credit Card Trust II Series 2018-1A, Class A(b) (1M USD LIBOR + 0.250%)
$8,900,000	2.042%	02/27/23	$ 8,900,253

			60,006,948

Student Loan – 8.9%
Academic Loan Funding Trust Series 2013-1A, Class A(b) (1M USD LIBOR + 0.800%)
2,038,527	2.592	12/26/44	2,037,407
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A (1M USD LIBOR + 0.800%)
1,706,833	2.592	02/25/41	1,696,531
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b) (1M USD LIBOR + 0.800%)
577,274	2.592	06/25/26	578,000
Educational Funding of the South, Inc. Series 2012-1, Class A (1M USD LIBOR + 1.050%)
1,451,475	2.758	03/25/36	1,454,681
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
1,274,871	2.942	09/25/40	1,276,070
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
1,388,267	2.492	02/25/39	1,385,301
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
641,387	2.792	04/25/33	638,184
GCO Education Loan Funding Master Trust II Series 2007-1A, Class A6L(b) (3M LIBOR + 0.110%)
469,907	2.020	11/25/26	468,764
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
36,106	2.610	08/25/48	36,221
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
1,477,851	2.960	05/25/34	1,477,846
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
979,703	2.840	07/25/45	969,366
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
3,322,821	2.441	12/01/31	3,299,860
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
1,059,798	2.860	02/25/42	1,054,155

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
$341,239	2.890%	04/25/38	$ 341,108
Missouri Higher Education Loan Authority Series 2010-2, Class A1 (3M USD LIBOR + 0.850%)
1,896,748	2.760	08/27/29	1,921,570
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,830,043	2.765	05/20/30	1,832,346
NCUA Guaranteed Notes Series 2010-A1, Class A (1M LIBOR + 0.350%)
155,040	2.068	12/07/20	155,048
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
366,639	2.492	12/26/31	366,062
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
1,332,189	2.591	07/01/31	1,326,030
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
737,807	2.686	10/28/41	735,140
Scholar Funding Trust Series 2013-A, Class A(b) (1M USD LIBOR + 0.650%)
2,043,195	2.455	01/30/45	2,022,859
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
544,453	3.012	10/25/27	546,736
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
541,386	2.785	11/25/42	545,903
SLM Student Loan Trust Series 2004-8A, Class A5(b) (3M USD LIBOR + 0.500%)
38,374	2.440	04/25/24	38,381
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
460,141	2.690	04/25/23	452,798
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
257,557	3.640	07/25/23	259,705
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
220,973	2.949	10/01/24	221,359
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
900,000	2.759	05/01/35	896,121

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Utah State Board of Regents Series 2015-1, Class A (1M USD LIBOR + 0.600%)
$1,663,134	2.308%	02/25/43	$ 1,642,108

			29,675,660

TOTAL ASSET-BACKED SECURITIES (Cost $173,876,473)			$173,925,231

Municipal Debt Obligations(a) – 3.4%
Alaska – 0.4%
Alaska State Student Loan Corp. Series 2013, Class A (1M USD LIBOR + 0.500%)
$1,204,094	2.292%	08/25/31	$ 1,202,891

New Hampshire(c) – 0.9%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
1,176,651	2.790	10/25/37	1,168,587
New Hampshire State Higher Education Loan Corp. (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.500%)
1,784,946	2.292	10/25/28	1,762,705

			2,931,292

Rhode Island(c) – 0.1%
Rhode Island Student Loan Authority RB (Taxable-FFELP Loan Backed) Series 2014-1 (1M USD LIBOR + 0.700%)
357,612	2.408	10/02/28	354,762

Utah – 2.0%
Utah State Board of Regents RB (Taxable-Student Loan) Series 2012-1 (1M USD LIBOR + 0.750%)
6,551,887	2.542	12/26/31	6,540,945
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2(c) (3M USD LIBOR + 0.850%)
207,330	2.760	05/01/29	207,589

			6,748,534

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $11,289,114)			$ 11,237,479

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $317,306,626)			$316,864,394

Short-term Investment – 3.4%
Certificate of Deposit – 3.4%
Citigroup Holdings, Inc.
$11,100,000	1.570%	01/02/20	$ 11,100,000
(Cost $11,100,000)

TOTAL INVESTMENTS – 98.8% (Cost $328,406,626)			$327,964,394

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			4,101,416

NET ASSETS – 100.0%			$332,065,810

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	10	03/20/20	$1,816,562	$(54,150)
10 Year U.S. Treasury Notes	4	03/20/20	513,688	546
20 Year U.S. Treasury Bonds	17	03/20/20	2,650,406	(58,946)

Total				$(112,550)

Short position contracts:
Eurodollars	(2)	03/16/20	(491,325)	(3,029)
Eurodollars	(6)	06/15/20	(1,474,650)	(9,254)
Ultra 10 Year U.S. Treasury Notes	(31)	03/20/20	(4,361,797)	62,528
2 Year U.S. Treasury Notes	(49)	03/31/20	(10,559,500)	6,737

Total				$56,982

TOTAL FUTURES CONTRACTS				$(55,568)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(b)	1.259%	12/15/21	$5,220	$(15,925)	$(1,082)	$(14,843)
0.000%(c)	3M LIBOR	07/25/24	11,600	290	182	108
1.333(b)	3M LIBOR	11/15/26	5,090	73,305	(5,201)	78,506
3M LIBOR(c)	1.654(d)	08/15/29	2,780	(54,858)	(1,904)	(52,954)
1.842(d)	3M LIBOR(c)	05/15/45	3,140	157,834	6,967	150,867

TOTAL				$160,646	$(1,038)	$161,684

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 96.4%
United States Treasury Inflation Indexed Bonds
$17,773,564	0.125%		04/15/21	$ 17,739,122
71,083,830	0.125	(a)	04/15/22	70,997,216
37,792,737	0.125		01/15/23	37,799,650
4,972,656	0.625		04/15/23	5,051,232
28,427,963	0.625		01/15/26	29,312,744
35,641,196	0.125		07/15/26	35,782,395
10,546,272	0.375		01/15/27	10,715,386
11,466,255	0.375		07/15/27	11,706,379
25,350,246	0.500		01/15/28	26,030,984
19,487,911	0.750	(a)	07/15/28	20,522,032
11,072,208	2.125		02/15/40	14,494,948
16,904,230	1.375		02/15/44	19,969,731
18,686,367	0.750		02/15/45	19,429,070
9,495,941	1.000		02/15/48	10,531,539
8,616,223	0.125		07/15/22	8,654,966
United States Treasury Notes
1,200,000	2.250	(a)	11/15/27	1,233,375
4,710,000	2.875	(a)	08/15/28	5,076,497
630,000	2.250		08/15/49	611,100

TOTAL U.S. TREASURY OBLIGATIONS (Cost $333,077,641)				$345,658,366

Shares	Dividend Rate	Value

Investment Company(b) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,823,735	1.638%	$ 2,823,735
(Cost $2,823,735)

TOTAL INVESTMENTS – 97.2% (Cost $335,901,376)		$348,482,101

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		10,222,273

NET ASSETS – 100.0%		$358,704,374

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	30	03/20/20	$5,449,687	$(171,090)
3 Month SOFR	37	03/17/20	9,105,700	38
5 Year U.S. Treasury Notes	370	03/31/20	43,885,469	(157,374)
10 Year U.S. Treasury Notes	211	03/20/20	27,097,016	(91,469)

Total				$(419,895)

Short position contracts:
Eurodollars	(1)	03/16/20	(245,663)	(1,515)
Eurodollars	(5)	06/15/20	(1,228,875)	(7,712)
Eurodollars	(26)	09/14/20	(6,393,725)	(78,710)
30 Day Federal Funds	(7)	01/31/20	(2,871,615)	(232)
30 Day Federal Funds	(7)	02/28/20	(2,871,396)	571
30 Day Federal Funds	(4)	03/31/20	(1,640,798)	576
2 Year U.S. Treasury Notes	(260)	03/31/20	(56,030,000)	46,440
20 Year U.S. Treasury Bonds	(60)	03/20/20	(9,354,375)	165,543

Total				$124,961

TOTAL FUTURES CONTRACTS				$(294,934)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.259%	12/15/21	$14,540	(b)	$(44,359)	$(3,010)	$(41,349)
2.251%(c)	3M LIBOR	02/20/24	13,700		(310,459)	98	(310,557)
0.000(d)	3M LIBOR	07/25/24	30,700		1,133	496	637
2.104(c)	3M LIBOR	12/14/24	10,000		(134,272)	95	(134,367)
2.007(c)	3M LIBOR	02/07/26	6,300		(54,968)	74	(55,042)
1.333(a)	3M LIBOR	11/15/26	14,110	(b)	203,208	(14,418)	217,626
2.000(e)	3M LIBOR(d)	03/18/27	14,240	(b)	(188,051)	(245,382)	57,331
3M LIBOR(c)	2.103	02/07/29	6,300		101,785	87	101,698
3M LIBOR(d)	1.654(e)	08/15/29	8,470	(b)	(167,140)	(5,802)	(161,338)
1.842(e)	3M LIBOR(d)	05/15/45	9,670	(b)	486,070	21,458	464,612

TOTAL					$(107,053)	$(246,304)	$139,251

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(c)	Payments made at termination date.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
6M IRS	Deutsche Bank AG (London)	1.985	06/09/2020	3,100,000	$3,100,000	$38,094	$31,000	$7,094
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	4,800,000	4,800,000	107,409	56,640	50,769
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	5,400,000	5,400,000	100,312	66,316	33,996
3M IRS	JPMorgan Securities, Inc.	2.183	02/19/2020	4,800,000	4,800,000	7,162	5,280	1,882

Total Purchased option contracts				18,100,000	$18,100,000	$252,977	$159,236	$93,741

Written option contracts
Puts
6M IRS	Deutsche Bank AG (London)	1.894	06/09/2020	(27,900,000)	(27,900,000)	(12,015)	(17,567)	5,552
6M IRS	Deutsche Bank AG (London)	2.235	06/09/2020	(3,100,000)	(3,100,000)	(15,935)	(13,433)	(2,502)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(19,100,000)	(19,100,000)	(44,354)	(44,885)	531
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(9,600,000)	(9,600,000)	(71,282)	(36,600)	(34,682)
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(5,400,000)	(5,400,000)	(29,489)	(21,790)	(7,699)

Total Written option contracts				(65,100,000)	$(65,100,000)	$(173,075)	$(134,275)	$(38,800)

TOTAL				(47,000,000)	$(47,000,000)	$79,902	$24,961	$54,941

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 63.2%
Collateralized Mortgage Obligations – 7.6%
Interest Only(a) – 0.0%
FHLMC REMIC Series 1161, Class U
$21	1,172.807%	11/15/21	$ 149

Inverse Floaters(b) – 0.0%
FNMA REMIC Series 1990-134, Class SC (-1x1M USD LIBOR + 21.600%)
447	18.912	11/25/20	465

Regular Floater(b) – 1.2%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
295,442	2.142	04/25/37	294,649
NCUA Guaranteed Notes Series 2011-R1, Class 1A (1M LIBOR + 0.450%)
895,502	2.163	01/08/20	896,281
NCUA Guaranteed Notes Series 2011-R2, Class 1A (1M LIBOR + 0.400%)
4,544,027	2.113	02/06/20	4,547,112
NCUA Guaranteed Notes Series 2011-R3, Class 1A (1M LIBOR + 0.400%)
3,304,635	2.118	03/11/20	3,305,795
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A (1M LIBOR + 0.450%)
936,184	2.163	10/07/20	936,339

			9,980,176

Sequential Fixed Rate – 6.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
1,235,757	3.250	04/25/38	1,242,515
FHLMC REMIC Series 1980, Class Z
263,246	7.000	07/15/27	294,959
FHLMC REMIC Series 2019, Class Z
175,874	6.500	12/15/27	192,093
FHLMC REMIC Series 2755, Class ZA
533,985	5.000	02/15/34	588,473
FHLMC REMIC Series 3530, Class DB
1,852,229	4.000	05/15/24	1,911,908
FHLMC REMIC Series 4246, Class PT
101,892	6.500	02/15/36	117,445
FHLMC REMIC Series 4273, Class PD
918,291	6.500	11/15/43	1,075,465
FHLMC REMIC Series 4619, Class NA
3,134,533	3.000	03/15/44	3,235,765

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC REMIC Series 4663, Class KA
$23,260,453	3.500%	11/15/42	$ 23,711,694
FNMA REMIC Series 1990-16, Class E
937	9.000	03/25/20	943
FNMA REMIC Series 2012-111, Class B
324,840	7.000	10/25/42	378,562
FNMA REMIC Series 2012-153, Class B
1,216,142	7.000	07/25/42	1,448,776
FNMA REMIC Series 2015-30, Class EA
5,556,240	3.000	05/25/45	5,719,195
GNMA REMIC Series 2019-35, Class A
12,161,329	4.000	12/20/48	12,848,877

			52,766,670

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$62,747,460

Commercial Mortgage-Backed Securities – 4.3%
Sequential Fixed Rate – 4.2%
FHLMC Multifamily Structured Pass Through Certificates Series K716, Class A2
$16,100,000	3.130%	06/25/21	$ 16,263,090
FHLMC Multifamily Structured Pass Through Certificates Series K717, Class A2
18,564,685	2.991	09/25/21	18,774,932

			35,038,022

Sequential Floating Rate(b) – 0.1%
FHLMC Multifamily Structured Pass Through Certificates Series KP02, Class A2
398,267	2.355	04/25/21	398,023
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A(1M USD LIBOR + 0.340%)
216,029	2.037	01/25/21	215,980

			614,003

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 35,652,025

Federal Agencies – 51.3%
Adjustable Rate FHLMC(b) – 0.4%
FHLMC (12M USD LIBOR + 1.840%)
$278,761	4.304%	11/01/34	$ 292,144
FHLMC (1 Year CMT + 2.250%)
737,810	4.668	06/01/35	774,666

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(b) – (continued)
FHLMC (12M USD LIBOR + 2.330%)
$73,844	5.221%	05/01/36	$ 77,591
FHLMC (6M USD LIBOR + 2.055%)
14,267	4.304	10/01/36	14,902
FHLMC (12M USD LIBOR + 2.000%)
10,819	3.875	11/01/36	11,332
FHLMC (12M USD LIBOR + 1.743%)
148,944	4.348	06/01/42	153,775
FHLMC (12M USD LIBOR + 1.608%)
2,289,408	3.884	11/01/44	2,350,985

			3,675,395

Adjustable Rate FNMA(b) – 0.9%
FNMA (1 Year CMT + 2.195%)
54	4.755	02/01/27	54
FNMA (COF + 1.799%)
30,494	2.926	08/01/29	30,645
FNMA (12M USD LIBOR + 1.755%)
29,577	4.255	07/01/32	30,870
FNMA (12M USD LIBOR + 1.225%)
9,084	3.475	01/01/33	9,361
FNMA (12M USD LIBOR + 1.800%)
398,135	4.722	05/01/33	416,148
FNMA (6M USD LIBOR + 2.250%)
46,462	4.500	08/01/33	48,397
FNMA (COF + 1.250%)
500,015	4.608	08/01/33	526,752
FNMA (1 Year CMT + 2.288%)
369,480	4.966	02/01/34	386,930
FNMA (12M USD LIBOR + 1.695%)
220,934	4.570	05/01/34	230,627
FNMA (12M USD LIBOR + 1.720%)
345,090	4.658	05/01/34	359,667
FNMA (1 Year CMT + 2.220%)
345,910	4.595	06/01/34	362,955
FNMA (12M USD LIBOR + 1.663%)
122,416	3.573	10/01/34	128,096
FNMA (12M USD LIBOR + 1.667%)
249,550	3.917	10/01/34	261,036
FNMA (12M USD LIBOR + 1.506%)
106,508	4.631	02/01/35	110,117
FNMA (12M USD LIBOR + 1.510%)
50,890	4.635	02/01/35	52,678

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
FNMA (12M USD LIBOR + 1.639%)
$178,915	4.668%	03/01/35	$ 186,060
FNMA (12M USD LIBOR + 1.720%)
162,221	4.845	03/01/35	169,183
FNMA (12M USD LIBOR + 1.325%)
453,279	4.305	04/01/35	467,600
FNMA (12M USD LIBOR + 1.720%)
67,785	4.720	04/01/35	70,864
FNMA (12M USD LIBOR + 1.433%)
106,990	4.436	05/01/35	110,776
FNMA (1 Year CMT + 2.074%)
144,893	4.018	10/01/35	152,969
FNMA (12M USD LIBOR + 1.725%)
406,190	4.828	03/01/36	422,666
FNMA (12M MTA + 1.947%)
182,990	4.262	04/01/36	192,225
FNMA (12M USD LIBOR + 1.971%)
704,099	4.971	04/01/36	739,904
FNMA (12M USD LIBOR + 1.883%)
502,527	4.633	06/01/36	524,905
FNMA (12M MTA + 2.542%)
207,264	4.886	06/01/36	218,067
FNMA (12M MTA + 2.361%)
802,045	4.694	07/01/36	844,047
FNMA (12M USD LIBOR + 1.935%)
89,926	3.888	11/01/36	94,438
FNMA (12M USD LIBOR + 1.935%)
33,334	4.060	11/01/36	35,025
FNMA (12M USD LIBOR + 1.746%)
537,283	4.607	07/01/37	561,717
FNMA (12M USD LIBOR + 1.820%)
17,666	3.848	12/01/46	18,675

			7,763,454

Adjustable Rate GNMA(b) – 0.3%
GNMA (1 Year CMT + 1.500%)
119,145	3.875	05/20/34	122,594
GNMA (1 Year CMT + 1.500%)
263,744	3.250	07/20/34	271,479
GNMA (1 Year CMT + 1.500%)
222,790	3.250	08/20/34	229,352
(1 Year CMT + 1.500%)
1,620,624	3.250	09/20/34	1,669,020

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
GNMA (1 Year CMT + 1.500%)
$201,949	4.125%	10/20/34	$ 207,875
GNMA (1 Year CMT + 1.500%)
299,923	4.125	12/20/34	308,773

			2,809,093

FHLMC – 0.9%
28,946	7.000	04/01/22	29,820
655	4.500	05/01/23	674
4,981	7.500	01/01/31	5,803
32,988	4.500	07/01/33	35,363
894,939	4.500	08/01/33	959,388
1,842,814	4.500	09/01/33	1,975,477
175,766	4.500	10/01/33	188,424
4,132	4.500	04/01/34	4,429
4,622	4.500	04/01/35	4,955
2,832	4.500	07/01/35	3,036
8,920	4.500	08/01/35	9,562
34,572	4.500	09/01/35	37,058
18,098	4.500	10/01/35	19,400
1,608	4.500	12/01/35	1,723
1,177	4.500	05/01/36	1,262
1,000	6.000	06/01/36	1,073
110,105	4.500	01/01/38	118,037
2,159	4.500	04/01/38	2,353
492	4.500	05/01/38	537
6,447	4.500	06/01/38	6,910
169,140	4.500	09/01/38	182,278
3,611	4.500	01/01/39	3,937
99,017	4.500	02/01/39	107,970
50,915	4.500	03/01/39	55,516
10,664	4.500	04/01/39	11,628
293,256	4.500	05/01/39	319,755
844,352	4.500	06/01/39	920,654
19,767	4.500	07/01/39	21,554
39,069	4.500	08/01/39	42,600
53,216	4.500	09/01/39	58,024
10,565	4.500	10/01/39	11,520
20,090	4.500	11/01/39	21,905
38,320	4.500	12/01/39	41,783
33,420	4.500	01/01/40	36,440
9,528	4.500	02/01/40	10,371
28,570	4.500	04/01/40	31,073
39,583	4.500	05/01/40	43,025
45,637	4.500	06/01/40	49,605
41,181	4.500	07/01/40	44,761
40,579	4.500	08/01/40	44,105
25,666	4.500	09/01/40	27,895
9,537	4.500	10/01/40	10,367
15,800	4.500	02/01/41	17,173
30,882	4.500	03/01/41	33,569
97,013	4.500	04/01/41	105,451
75,855	4.500	05/01/41	82,452
151,426	4.500	06/01/41	164,597
11,753	4.500	07/01/41	12,776
347,302	4.500	08/01/41	377,508
385,857	4.500	09/01/41	419,405
23,463	4.500	12/01/41	25,504
274,599	4.500	03/01/42	298,484

			7,038,969

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – 2.9%
$23,132,256	4.308%	07/01/21	$ 23,535,962
97,005	7.500	10/01/37	111,398

			23,647,360

GNMA – 19.8%
2,500	5.500	07/15/20	2,511
1,257	6.500	01/15/32	1,327
6,452	6.500	02/15/32	7,160
5,550	6.500	08/15/34	6,346
11,285	6.500	05/15/35	13,043
2,841	6.500	06/15/35	3,258
7,710	6.500	07/15/35	8,916
2,975	6.500	08/15/35	3,432
6,254	6.500	09/15/35	7,194
2,373	6.500	10/15/35	2,736
12,756	6.500	11/15/35	14,706
10,142	6.500	12/15/35	11,540
26,069	6.500	01/15/36	30,073
31,524	6.500	02/15/36	36,337
17,744	6.500	03/15/36	20,479
53,840	6.500	04/15/36	61,556
90,332	6.500	05/15/36	104,264
65,622	6.500	06/15/36	75,778
223,660	6.500	07/15/36	256,712
248,497	6.500	08/15/36	284,548
444,044	6.500	09/15/36	511,334
165,263	6.500	10/15/36	189,781
229,961	6.500	11/15/36	265,184
106,234	6.500	12/15/36	122,423
62,765	6.500	01/15/37	72,571
23,691	6.500	02/15/37	27,347
10,477	6.500	03/15/37	12,097
26,299	6.500	04/15/37	30,442
13,895	6.500	05/15/37	15,592
16,241	6.500	08/15/37	18,747
60,800	6.500	09/15/37	69,755
65,587	6.500	10/15/37	75,590
27,155	6.500	11/15/37	30,799
14,321	6.500	05/15/38	16,656
57,999	6.000	11/15/38	66,383
2,972	6.500	01/15/39	3,387
14,102	6.500	02/15/39	16,264
10,198,814	4.500	08/20/47	10,826,942
261,941	4.500	02/20/48	277,501
741,210	4.500	05/20/48	781,242
4,815,985	4.500	09/20/48	5,067,067
35,699,126	5.000	12/20/48	37,730,071
87,534,089	4.500	01/20/49	91,728,407
3,822,446	5.000	01/20/49	4,036,025
2,000,000	2.500	TBA-30yr(d)	2,007,302
8,000,000	3.000	TBA-30yr(d)	8,217,681

			163,168,506

UMBS – 21.7%
294,673	5.500	09/01/23	305,174
81,249	5.500	10/01/23	84,149
768,651	6.000	02/01/24	814,195
11,011	6.000	01/01/29	11,340
16,080,000	7.125	01/15/30	23,253,931

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$13,460	6.000%	12/01/31	$ 15,149
58,541	6.000	09/01/32	65,893
40,168	6.000	10/01/32	43,265
35,139	6.000	11/01/32	37,977
10,719	6.000	02/01/33	11,768
11,107	6.000	03/01/33	12,658
2,700	6.000	04/01/33	2,961
2,636	6.000	11/01/33	2,989
21,142,031	6.000	05/01/34	23,848,950
50,267	6.000	07/01/34	57,486
3,826	6.000	10/01/34	4,387
101,798	6.000	01/01/35	111,992
82,355	6.000	03/01/35	93,643
1,271,093	6.000	04/01/35	1,438,938
88,694	6.000	05/01/35	95,952
205,431	6.000	06/01/35	234,671
32,475	6.000	08/01/35	34,497
59,522	6.000	09/01/35	68,017
599,051	6.000	11/01/35	676,379
617,693	6.000	12/01/35	701,677
1,212,776	6.000	01/01/36	1,385,668
459,852	6.000	02/01/36	525,537
262,976	6.000	03/01/36	293,559
1,723,905	6.000	04/01/36	1,972,941
344,660	6.000	05/01/36	388,078
247,640	6.000	06/01/36	278,224
559,564	6.000	07/01/36	632,415
3,409,462	6.000	08/01/36	3,908,794
777,763	6.000	09/01/36	874,694
1,426,916	6.000	10/01/36	1,624,388
453,464	4.500	11/01/36	492,599
2,161,114	6.000	11/01/36	2,417,630
372,213	6.000	12/01/36	425,337
7,198	6.000	01/01/37	7,694
151,154	6.000	02/01/37	172,642
358,187	6.000	03/01/37	408,734
252,178	6.000	04/01/37	281,251
6,040,655	6.000	05/01/37	6,927,836
350,687	6.000	07/01/37	402,433
642,031	6.000	08/01/37	706,345
409,958	6.000	09/01/37	463,747
147,067	6.000	10/01/37	166,718
312,782	6.000	11/01/37	356,283
2,329,726	6.000	12/01/37	2,676,498
2,855,818	6.000	01/01/38	3,278,348
1,787,570	6.000	02/01/38	2,044,984
299,028	6.000	03/01/38	344,693
2,442	6.000	04/01/38	2,773
5,619,472	6.000	05/01/38	6,430,856
66,810	6.000	06/01/38	76,875
6,830,600	6.000	07/01/38	7,842,276
136,875	6.000	08/01/38	156,756
586,411	6.000	09/01/38	672,485
89,012	6.000	10/01/38	102,127
798,147	6.000	11/01/38	906,672
652,885	6.000	12/01/38	751,772
112,809	6.000	01/01/39	132,195
109,953	4.500	02/01/39	119,806
106,139	4.500	04/01/39	115,658
190,880	6.000	04/01/39	218,375
7,511	4.500	08/01/39	8,191
323,173	6.000	08/01/39	372,876
2,990,461	6.000	09/01/39	3,429,790

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$698,102	6.000%		10/01/39	$ 799,687
26,385	6.000		11/01/39	30,407
671,933	6.000		01/01/40	771,541
1,608	6.000		02/01/40	1,840
73,613	6.000		03/01/40	84,675
10,703	6.000		04/01/40	12,343
761,307	6.000		06/01/40	871,594
326,118	6.000		07/01/40	372,353
78,367	6.000		09/01/40	90,125
522,743	6.000		10/01/40	598,971
429,813	6.000		11/01/40	493,964
20,380	6.000		04/01/41	23,379
9,928	4.500		05/01/41	10,784
16,176,774	6.000		05/01/41	18,520,291
1,005,953	6.000		07/01/41	1,153,754
413,018	4.500		08/01/41	447,581
111,314	4.500		10/01/41	120,921
7,536,990	4.000		09/01/48	7,849,906
37,045,776	5.000		10/01/49	39,628,976

				178,708,683

UMBS, 30 Year, Single Family(d) – 4.4%
14,000,000	2.500		TBA-30yr	13,838,320
22,000,000	3.000		TBA-30yr	22,309,535

				36,147,855

TOTAL FEDERAL AGENCIES				$422,959,315

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $521,098,676)				$521,358,800

Agency Debentures – 1.1%
FHLB
$1,800,000	5.375%		08/15/24	$ 2,081,862
FNMA
5,200,000	6.250		05/15/29	7,022,860

TOTAL AGENCY DEBENTURES (Cost $8,583,371)				$ 9,104,722

Asset-Backed Securities(b) – 0.1%
Student Loan – 0.1%
NCUA Guaranteed Notes Series 2010-A1, Class A(1M LIBOR + 0.350%)
$956,078	2.068%		12/07/20	$ 956,127
(Cost $956,078)

U.S. Treasury Obligations – 39.2%
United States Treasury Bond(e)
$1,590,000	2.250%		08/15/49	$ 1,542,300
United States Treasury Bonds
7,370,000	3.750		11/15/43	9,219,409
10,000	3.000		11/15/45	11,191
200,000	2.875		11/15/46	219,406
110,000	3.000	%(e)	02/15/48	123,664

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Inflation Indexed Note(e)
$18,664,753	0.125%		07/15/22	$ 18,748,680
United States Treasury Notes
13,456,000	2.625		07/15/21	13,663,622
78,670,000	2.500	(e)	01/15/22	80,077,456
71,350,000	2.500		02/15/22	72,687,812
43,210,000	1.875		02/28/22	43,463,184
46,570,000	1.750		09/30/22	46,737,361
7,100,000	2.625		12/31/23	7,362,367
4,500,000	2.625		12/31/25	4,716,211
2,880,000	2.875		08/15/28	3,104,100
United States Treasury Strip Coupon(f)
28,900,000	0.000		11/15/35	20,044,938
2,800,000	0.000		05/15/36	1,913,917

TOTAL U.S. TREASURY OBLIGATIONS (Cost $320,799,899)				$323,635,618

TOTAL INVESTMENTS – 103.6% (Cost $851,438,024)				$855,055,267

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.6)%				(29,502,267)

NET ASSETS – 100.0%				$825,553,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $46,372,838 which represents approximately 5.6% of the Fund’s net assets as of December 31, 2019.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.500%	TBA-30yr	01/21/20	$(87,000,000)	$(90,969,375)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/14/20	(12,000,000)	(12,828,750)

TOTAL (Proceeds Receivable: $103,887,656)					$(103,798,125)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	23	03/16/20	$5,650,238	$5,833
Eurodollars	222	12/14/20	54,600,900	276,149
Ultra Long U.S. Treasury Bonds	19	03/20/20	3,451,469	(67,072)
3 Month SOFR	31	03/17/20	7,629,100	32
2 Year U.S. Treasury Notes	707	03/31/20	152,358,500	(83,963)
10 Year U.S. Treasury Notes	110	03/20/20	14,126,406	(24,273)

Total				$106,706

Short position contracts:
Eurodollars	(254)	06/15/20	(62,426,850)	(209,439)
30 Day Federal Funds	(6)	01/31/20	(2,461,384)	(198)
30 Day Federal Funds	(6)	02/28/20	(2,461,197)	409
30 Day Federal Funds	(3)	03/31/20	(1,230,599)	369
5 Year U.S. Treasury Notes	(917)	03/31/20	(108,764,797)	412,424
20 Year U.S. Treasury Bonds	(397)	03/20/20	(61,894,781)	1,299,178
Ultra 10 Year U.S. Treasury Notes	(240)	03/20/20	(33,768,750)	471,494

Total				$1,974,237

TOTAL FUTURES CONTRACTS				$2,080,943

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(a)	1.259%	12/15/21	$253,240	(b)	$(772,585)	$(34,639)	$(737,946)
0.000%(c)	3M LIBOR	07/25/24	9,300		343	—	343
1.333(a)	3M LIBOR	11/15/26	13,140	(b)	189,239	(13,427)	202,666
3M LIBOR(c)	1.654(d)	08/15/29	8,260	(b)	(162,996)	(5,658)	(157,338)
1.842(d)	3M LIBOR(c)	05/15/45	9,350	(b)	469,986	20,748	449,238

TOTAL					$(276,013)	$(32,976)	$(243,037)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 65.6%
Aerospace & Defense(a) – 0.6%
Bombardier, Inc.(b)
$125,000	7.500%		03/15/25	$ 128,750
TransDigm, Inc.
1,925,000	6.500		07/15/24	1,987,562
120,000	6.500		05/15/25	124,950
United Technologies Corp.(c) (3M USD LIBOR + 0.650%)
2,400,000	2.554		08/16/21	2,401,992

				4,643,254

Agriculture(a) – 0.9%
Altria Group, Inc.
2,350,000	3.800		02/14/24	2,472,646
BAT Capital Corp.
4,925,000	2.764		08/15/22	4,995,871

				7,468,517

Airlines – 0.3%
Delta Air Lines, Inc.
2,575,000	3.400		04/19/21	2,605,918

Automotive – 0.8%
American Axle & Manufacturing, Inc.(a)
125,000	6.250		04/01/25	130,156
Cooper-Standard Automotive, Inc.(a)(b)
145,000	5.625		11/15/26	137,025
Ford Motor Credit Co. LLC
3,150,000	8.125		01/15/20	3,155,450
General Motors Financial Co., Inc.
700,000	3.200	(a)	07/06/21	709,100
1,450,000	4.200		11/06/21	1,501,765
846,000	3.700	(a)	05/09/23	873,055
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a)(b)
120,000	8.500		05/15/27	127,200

				6,633,751

Banks – 18.0%
Banco do Brasil SA
350,000	4.750		03/20/24	367,172
Banco Santander SA
1,800,000	3.848		04/12/23	1,877,796
2,600,000	2.706		06/27/24	2,634,918

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)
$3,075,000	2.503%		10/21/22	$ 3,105,842
(3M USD LIBOR + 0.630%)
1,800,000	3.499	(c)	05/17/22	1,835,730
(3M USD LIBOR + 0.790%)
6,050,000	3.004	(c)	12/20/23	6,189,271
(3M USD LIBOR + 0.940%)
1,175,000	3.864	(c)	07/23/24	1,236,300
Bank of America NA(a)(c) (3M USD LIBOR + 0.650%)
500,000	3.335		01/25/23	513,075
Banque Federative du Credit Mutuel SA(b)
2,800,000	3.750		07/20/23	2,937,116
Barclays Bank PLC
1,100,000	5.140		10/14/20	1,122,341
1,600,000	2.650	(a)	01/11/21	1,609,904
Barclays PLC(a)(c) (3M USD LIBOR + 1.380%)
2,550,000	3.284		05/16/24	2,577,106
BNP Paribas SA(b)
1,650,000	3.500		03/01/23	1,708,360
BPCE SA(b)
2,425,000	3.000		05/22/22	2,468,432
CIT Bank NA(a)(c) (SOFR + 1.715%)
1,050,000	2.969		09/27/25	1,046,567
Citibank NA(a)
1,425,000	3.650		01/23/24	1,508,277
Citigroup, Inc.
5,500,000	2.350		08/02/21	5,535,310
2,025,000	2.900	(a)	12/08/21	2,057,258
975,000	2.700	(a)	10/27/22	990,542
(3M USD LIBOR + 0.950%)
3,750,000	2.876	(a)(c)	07/24/23	3,812,212
Citizens Bank NA(a)
2,900,000	3.250		02/14/22	2,968,266
Comerica Bank
1,450,000	2.500		07/23/24	1,466,240
Cooperatieve Rabobank UA(b)
2,700,000	2.625		07/22/24	2,730,834
Credit Agricole SA, Class B
3,700,000	4.375		03/17/25	3,974,688
Credit Suisse Group Funding Guernsey Ltd.
5,375,000	3.450		04/16/21	5,463,311
Credit Suisse Group Funding Guernsey Ltd.
1,450,000	3.800		09/15/22	1,508,421

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
$1,050,000	2.950%		05/25/21	$ 1,063,304
(3M USD LIBOR + 1.000%)
1,300,000	2.904	(a)(c)	05/18/24	1,309,113
ING Groep NV
1,525,000	4.100		10/02/23	1,622,264
JPMorgan Chase & Co.
1,250,000	2.295	(a)	08/15/21	1,253,113
6,000,000	3.200		01/25/23	6,209,520
(3M USD LIBOR + 0.695%)
2,050,000	3.207	(a)(c)	04/01/23	2,100,327
(3M USD LIBOR + 0.730%)
7,125,000	3.559	(a)(c)	04/23/24	7,423,395
Lloyds Bank PLC
1,975,000	3.300		05/07/21	2,010,510
Lloyds Banking Group PLC(a)(c) (3M USD LIBOR + 1.249%)
1,375,000	2.858		03/17/23	1,391,899
Macquarie Bank Ltd.(b)
1,825,000	2.100		10/17/22	1,826,898
Mitsubishi UFJ Financial Group, Inc.
1,400,000	2.623		07/18/22	1,418,312
6,950,000	3.407		03/07/24	7,245,514
Morgan Stanley, Inc.
6,150,000	2.625		11/17/21	6,220,048
2,200,000	4.875		11/01/22	2,358,224
(3M USD LIBOR + 0.847%)
5,175,000	3.737	(a)(c)	04/24/24	5,405,287
MUFG Union Bank NA(a)
2,375,000	3.150		04/01/22	2,429,934
1,400,000	2.100		12/09/22	1,402,702
NatWest Markets PLC(b)
2,725,000	3.625		09/29/22	2,821,220
Royal Bank of Scotland Group PLC(a)(c)
(3M USD LIBOR + 1.550%)
2,525,000	4.519		06/25/24	2,680,969
(3M USD LIBOR + 1.762%)
1,175,000	4.269		03/22/25	1,249,072
Santander UK PLC
2,150,000	2.125		11/03/20	2,150,451
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,275,000	4.247		01/20/23	1,320,263
Sumitomo Mitsui Financial Group, Inc.
4,650,000	2.784		07/12/22	4,727,608
The Bank of New York Mellon Corp.
1,450,000	3.500		04/28/23	1,520,456

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Huntington National Bank(a)
$800,000	3.125%		04/01/22	$ 818,336
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	212,063
UBS Group AG(b)
1,275,000	2.650		02/01/22	1,287,801
UniCredit SpA(b)
1,000,000	6.572		01/14/22	1,073,510
Wells Fargo & Co.
4,375,000	2.625		07/22/22	4,442,594
1,400,000	3.750	(a)	01/24/24	1,480,038
Wells Fargo Bank NA(a)
1,400,000	3.550		08/14/23	1,466,696
(3M USD LIBOR + 0.650%)
2,000,000	2.082	(c)	09/09/22	2,002,320
Yapi ve Kredi Bankasi AS
880,000	4.000		01/22/20	881,925

				146,070,975

Beverages – 2.2%
Anheuser-Busch InBev Finance, Inc.(a)
2,359,000	3.300		02/01/23	2,443,665
Anheuser-Busch InBev Worldwide, Inc.(c) (3M USD LIBOR + 0.740%)
2,725,000	2.741		01/12/24	2,743,721
Constellation Brands, Inc.(a)
3,200,000	2.700		05/09/22	3,238,432
3,025,000	2.650		11/07/22	3,067,804
Diageo Capital PLC(a)
1,975,000	3.500		09/18/23	2,072,446
Keurig Dr Pepper, Inc.(a)
3,900,000	4.057		05/25/23	4,118,439

				17,684,507

Building Materials(a) – 0.2%
Fortune Brands Home & Security, Inc.
1,650,000	4.000		09/21/23	1,741,509
JELD-WEN, Inc.(b)
125,000	4.875		12/15/27	127,813
Summit Materials LLC/Summit Materials Finance Corp.(b)
115,000	6.500		03/15/27	124,056

				1,993,378

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 1.5%
Celanese US Holdings LLC(a)
$900,000	3.500%		05/08/24	$ 927,216
CNAC HK Finbridge Co. Ltd.
600,000	3.125		06/19/22	605,328
240,000	4.625		03/14/23	252,150
230,000	3.375		06/19/24	233,953
DuPont de Nemours, Inc.(a)
3,100,000	4.205		11/15/23	3,314,303
International Flavors & Fragrances, Inc.
1,375,000	3.400		09/25/20	1,387,361
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(b)
120,000	7.000		04/15/25	123,600
Sasol Financing International Ltd.
200,000	4.500		11/14/22	206,625
Sasol Financing USA LLC(a)
650,000	5.875		03/27/24	704,234
Syngenta Finance NV(b)
3,055,000	3.933		04/23/21	3,105,805
The Dow Chemical Co.(a)
1,125,000	3.150		05/15/24	1,160,494
The Sherwin-Williams Co.(a)
315,000	2.750		06/01/22	320,264

				12,341,333

Commercial Services – 1.7%
Global Payments, Inc.(a)
3,800,000	3.750		06/01/23	3,960,778
IHS Markit Ltd.(a)
4,343,000	5.000	(b)	11/01/22	4,631,505
1,275,000	3.625		05/01/24	1,327,811
PayPal Holdings, Inc.
2,075,000	2.200		09/26/22	2,087,886
1,625,000	2.400	(a)	10/01/24	1,640,746
The Hertz Corp.(a)(b)
125,000	6.000		01/15/28	125,000

				13,773,726

Computers(a) – 2.3%
Dell International LLC/EMC Corp.(b)
6,900,000	4.420		06/15/21	7,099,686
4,625,000	5.450%		06/15/23	5,014,656

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Hewlett Packard Enterprise Co.
$1,475,000	3.500%		10/05/21	$ 1,509,972
800,000	4.400		10/15/22	844,688
825,000	2.250		04/01/23	824,893
(3M USD LIBOR + 0.720%)
3,525,000	2.763	(c)	10/05/21	3,527,432

				18,821,327

Distribution & Wholesale(a)(b) – 0.0%
Resideo Funding, Inc.
125,000	6.125		11/01/26	124,860

Diversified Financial Services – 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
250,000	4.500		05/15/21	258,118
1,500,000	4.125	(a)	07/03/23	1,580,280
Air Lease Corp.
1,975,000	3.500		01/15/22	2,029,451
775,000	2.250		01/15/23	776,155
3,586,000	2.750	(a)	01/15/23	3,631,937
Ally Financial, Inc.
575,000	4.125		02/13/22	592,969
American Express Co.(a)
1,525,000	3.700		08/03/23	1,609,988
(3M USD LIBOR + 0.750%)
1,200,000	2.652	(c)	08/03/23	1,208,808
Avolon Holdings Funding Ltd.(a)(b)
1,025,000	3.625		05/01/22	1,051,999
1,825,000	5.500		01/15/23	1,966,018
1,075,000	3.950		07/01/24	1,121,558
Capital One Financial Corp.(a)
850,000	3.900		01/29/24	901,867
(3M USD LIBOR + 0.720%)
1,475,000	2.656	(c)	01/30/23	1,476,740
GE Capital International Funding Co. Unlimited Co.
1,675,000	2.342		11/15/20	1,675,553
Global Aircraft Leasing Co. Ltd.(a)(b)(d) (PIK 7.250%, Cash 6.500%)
1,550,000	6.500		09/15/24	1,617,812
Huarong Finance 2019 Co. Ltd.
380,000	3.750		05/29/24	389,015

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Huarong Finance II Co. Ltd.
$270,000	5.500%		01/16/25	$ 297,759
International Lease Finance Corp.
2,125,000	8.625		01/15/22	2,391,857
Nationstar Mortgage Holdings, Inc.(a)(b)
115,000	8.125		07/15/23	121,469
Park Aerospace Holdings Ltd.(a)(b)
900,000	5.250		08/15/22	959,877
The Western Union Co.(a)
1,025,000	2.850		01/10/25	1,029,684

				26,688,914

Electrical – 3.7%
Ameren Corp.(a)
1,250,000	2.500		09/15/24	1,259,788
Calpine Corp.(a)
2,045,000	5.750		01/15/25	2,101,237
Dominion Energy, Inc.
2,125,000	2.715	(e)	08/15/21	2,141,894
1,750,000	2.450	(b)	01/15/23	1,757,507
525,000	3.071	(e)	08/15/24	537,012
DTE Energy Co.
650,000	2.600		06/15/22	655,512
Exelon Corp.(a)
750,000	2.450		04/15/21	753,308
ITC Holdings Corp.(a)
1,925,000	2.700		11/15/22	1,948,331
NextEra Energy Capital Holdings, Inc.(a)
2,625,000	3.150		04/01/24	2,719,736
NRG Energy, Inc.(a)(b)
4,525,000	3.750		06/15/24	4,676,904
Public Service Enterprise Group, Inc.(a)
975,000	2.875		06/15/24	996,265
Sempra Energy
1,700,000	2.400		02/01/20	1,699,915
1,100,000	2.400	(a)	03/15/20	1,100,088
(3M USD LIBOR + 0.500%)
1,350,000	2.501	(a)(c)	01/15/21	1,350,216
Vistra Energy Corp.(a)
1,900,000	5.875		06/01/23	1,942,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Vistra Operations Co. LLC(a)(b)
$3,325,000	3.550%		07/15/24	$ 3,380,793
WEC Energy Group, Inc.
1,425,000	3.100		03/08/22	1,453,016

				30,474,272

Electrical Components & Equipment(a)(b) – 0.3%
Energizer Holdings, Inc.
1,925,000	5.500		06/15/25	1,987,563
110,000	7.750		01/15/27	122,925

				2,110,488

Entertainment(a)(b) – 0.0%
Lions Gate Capital Holdings LLC
125,000	5.875		11/01/24	126,250

Environmental(a) – 0.2%
Waste Management, Inc.
1,500,000	2.950		06/15/24	1,549,140

Food & Drug Retailing – 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
1,926,000	6.625		06/15/24	2,015,077
110,000	7.500	(b)	03/15/26	123,613
B&G Foods, Inc.(a)
125,000	5.250		04/01/25	128,750
Conagra Brands, Inc.
61,000	4.950		08/15/20	61,916
925,000	3.800		10/22/21	953,925
(3M USD LIBOR + 0.750%)
950,000	2.703	(a)(c)	10/22/20	950,637
General Mills, Inc.
1,500,000	3.700	(a)	10/17/23	1,579,050
(3M USD LIBOR + 1.010%)
2,175,000	3.012	(c)	10/17/23	2,207,668
Mondelez International Holdings Netherlands B.V.(b)
1,975,000	2.000	(a)	10/28/21	1,973,124
1,225,000	2.125		09/19/22	1,225,122
Smithfield Foods, Inc.(a)(b)
2,350,000	2.650		10/03/21	2,338,344
Tyson Foods, Inc.(a)
875,000	3.900		09/28/23	926,048

				14,483,274

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – 0.1%
NiSource, Inc.
$1,100,000	2.650%		11/17/22	$ 1,113,750

Healthcare Providers & Services – 1.7%
Acadia Healthcare Co., Inc.(a)
500,000	6.125		03/15/21	501,250
1,950,000	5.625		02/15/23	1,979,250
120,000	6.500		03/01/24	124,500
Centene Corp.(a)(b)
1,900,000	4.250		12/15/27	1,956,373
DaVita, Inc.(a)
1,925,000	5.000		05/01/25	1,977,937
DH Europe Finance II S.a.r.l.
1,300,000	2.050		11/15/22	1,302,158
650,000	2.200	(a)	11/15/24	650,930
HCA, Inc.
1,089,000	5.875		05/01/23	1,200,622
SSM Health Care Corp.(a)
2,335,000	3.688		06/01/23	2,434,786
Tenet Healthcare Corp.(a)
1,952,000	5.125		05/01/25	2,010,560

				14,138,366

Household Products(a) – 0.5%
Prestige Brands, Inc.(b)
1,900,000	6.375		03/01/24	1,971,250
Spectrum Brands, Inc.
1,900,000	5.750		07/15/25	1,985,500

				3,956,750

Insurance – 0.2%
American International Group, Inc.
1,700,000	4.125		02/15/24	1,827,143

Internet – 0.1%
Netflix, Inc.
1,100,000	5.875		02/15/25	1,227,875

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(a)(b) – 0.0%
Cleveland-Cliffs, Inc.
$130,000	5.875%		06/01/27	$ 124,800

Leisure Time(a)(b) – 0.0%
Viking Cruises Ltd.
115,000	5.875		09/15/27	122,619

Lodging(a) – 0.5%
Marriott International, Inc.
1,650,000	3.600		04/15/24	1,732,764
MGM Resorts International
1,799,000	5.750		06/15/25	2,014,880

				3,747,644

Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	131,406

Machinery - Diversified(a) – 0.1%
Roper Technologies, Inc.
975,000	2.350		09/15/24	980,772

Media – 3.0%
Altice Financing SA(a)(b)
1,174,000	6.625		02/15/23	1,194,545
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
5,650,000	4.464		07/23/22	5,939,393
2,200,000	4.500		02/01/24	2,366,320
(3M USD LIBOR + 1.650%)
1,275,000	3.559	(c)	02/01/24	1,312,867
Comcast Corp.
1,125,000	3.450		10/01/21	1,157,625
CSC Holdings LLC
1,150,000	6.750		11/15/21	1,233,375
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
125,000	6.625		08/15/27	121,563
DISH DBS Corp.
1,850,000	6.750		06/01/21	1,940,187
Entercom Media Corp.(a)(b)
120,000	7.250		11/01/24	126,600
Fox Corp.(b)
1,225,000	3.666		01/25/22	1,265,168
3,150,000	4.030	(a)	01/25/24	3,355,348

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Meredith Corp.(a)
$120,000	6.875%		02/01/26	$ 124,800
Scripps Escrow, Inc.(a)(b)
120,000	5.875		07/15/27	125,700
Time Warner Cable LLC
775,000	5.000		02/01/20	776,473
1,448,000	4.000	(a)	09/01/21	1,481,420
Time Warner Entertainment Co. LP
1,701,000	8.375		03/15/23	2,003,727
Univision Communications, Inc.(a)(b)
125,000	5.125		05/15/23	124,844

				24,649,955

Mining(b) – 0.2%
Glencore Funding LLC(a)
625,000	3.000		10/27/22	632,569
Indonesia Asahan Aluminium Persero PT
780,000	5.230		11/15/21	818,110

				1,450,679

Miscellaneous Manufacturing – 0.7%
General Electric Co.
1,202,000	2.500		03/28/20	1,201,663
(3M USD LIBOR + 0.800%)
2,130,000	2.801	(c)	04/15/20	2,132,109
Ingersoll-Rand Global Holding Co. Ltd.
1,875,000	2.900		02/21/21	1,890,862
Parker-Hannifin Corp.(a)
625,000	2.700		06/14/24	637,569

				5,862,203

Oil Field Services – 1.6%
Antero Resources Corp.(a)
140,000	5.375		11/01/21	133,000
Continental Resources, Inc.(a)
2,000,000	3.800		06/01/24	2,069,180
Gazprom PJSC Via Gaz Capital SA
670,000	5.999		01/23/21	695,544
MEG Energy Corp.(a)(b)
130,000	7.000		03/31/24	130,975
Nabors Industries, Inc.
130,000	4.625		09/15/21	129,350

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Newfield Exploration Co.
$125,000	5.750%		01/30/22	$ 132,799
800,000	5.625		07/01/24	882,232
Oasis Petroleum, Inc.(a)
900,000	6.875		03/15/22	873,000
Occidental Petroleum Corp.
1,275,000	2.700		08/15/22	1,288,286
(3M USD LIBOR + 1.450%)
2,350,000	3.360	(a)(c)	08/15/22	2,365,909
Petrobras Global Finance B.V.
1,130,000	6.250		03/17/24	1,266,306
Range Resources Corp.(a)
500,000	5.750		06/01/21	500,625
Transocean Sentry Ltd.(a)(b)
1,900,000	5.375		05/15/23	1,933,250
USA Compression Partners LP/USA Compression Finance Corp.(a)
120,000	6.875		04/01/26	126,000
WPX Energy, Inc.(a)
120,000	5.250		09/15/24	127,500

				12,653,956

Pharmaceuticals – 5.3%
AbbVie, Inc.
3,875,000	3.375		11/14/21	3,973,154
4,475,000	2.300	(b)	11/21/22	4,494,287
5,575,000	2.600	(a)(b)	11/21/24	5,621,495
Bausch Health Americas, Inc.(a)(b)
110,000	9.250		04/01/26	126,500
Bausch Health Cos., Inc.(a)(b)
1,875,000	7.000		03/15/24	1,950,000
Bayer US Finance II LLC(a)(b)(c) (3M USD LIBOR + 1.010%)
4,150,000	2.904		12/15/23	4,175,107
Becton Dickinson & Co.(a)
4,375,000	2.894		06/06/22	4,444,694
(3M USD LIBOR + 0.875%)
1,144,000	2.836	(c)	12/29/20	1,144,389
Bristol-Myers Squibb Co.(b)
1,450,000	2.600		05/16/22	1,473,359
1,275,000	2.900	(a)	07/26/24	1,315,316
Cigna Corp.(a)
1,625,000	3.750		07/15/23	1,704,950
(3M USD LIBOR + 0.650%)
1,550,000	2.550	(c)	09/17/21	1,550,542

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp.(a)
$1,748,000	2.125%		06/01/21	$ 1,750,605
6,075,000	3.700		03/09/23	6,325,108
Elanco Animal Health, Inc.
1,375,000	3.912		08/27/21	1,409,089
500,000	4.272	(a)	08/28/23	528,115
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(a)(b)
120,000	7.250		08/15/26	127,200
McKesson Corp.(a)
675,000	2.700		12/15/22	681,656

				42,795,566

Pipelines – 3.7%
Enbridge, Inc.(a)
1,325,000	2.900		07/15/22	1,349,724
Energy Transfer Operating LP(a)
5,000,000	3.600		02/01/23	5,119,050
Energy Transfer Partners LP/Regency Energy Finance Corp.(a)
150,000	4.500		11/01/23	158,537
EQM Midstream Partners LP(a)
3,981,000	4.750		07/15/23	3,993,819
Genesis Energy LP/Genesis Energy Finance Corp.(a)
1,285,000	6.000		05/15/23	1,272,150
Kinder Morgan Energy Partners LP
1,250,000	6.850		02/15/20	1,256,612
MPLX LP(a)(c)
(3M USD LIBOR + 0.900%)
1,100,000	2.785		09/09/21	1,104,059
(3M USD LIBOR + 1.100%)
1,600,000	2.985		09/09/22	1,604,464
NGPL PipeCo LLC(a)(b)
215,000	4.375		08/15/22	223,146
410,000	4.875		08/15/27	436,589
Sabine Pass Liquefaction LLC(a)
4,560,000	5.625		02/01/21	4,688,911
225,000	5.625		04/15/23	244,863
424,000	5.750		05/15/24	472,807
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,950,000	5.125		02/01/25	2,018,250
Texas Eastern Transmission LP(a)(b)
1,225,000	4.125		12/01/20	1,239,578

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
The Williams Cos., Inc.
$1,300,000	5.250%		03/15/20	$ 1,308,060
1,095,000	4.125	(a)	11/15/20	1,108,041
2,025,000	3.600	(a)	03/15/22	2,079,776

				29,678,436

Real Estate(a) – 0.1%
China Evergrande Group
230,000	8.250		03/23/22	215,050
Kaisa Group Holdings Ltd.
200,000	11.500		01/30/23	205,500
Realogy Group LLC/Realogy Co-Issuer Corp.(b)
125,000	9.375		04/01/27	130,000

				550,550

Real Estate Investment Trust – 1.3%
Alexandria Real Estate Equities, Inc.(a)
375,000	4.000		01/15/24	399,780
American Tower Corp.
4,000,000	3.000		06/15/23	4,096,160
1,325,000	3.375	(a)	05/15/24	1,375,774
SBA Communications Corp.(a)
900,000	4.875		07/15/22	912,375
SL Green Operating Partnership LP(a)
2,575,000	3.250		10/15/22	2,637,521
Ventas Realty LP(a)
1,375,000	3.500		04/15/24	1,433,699

				10,855,309

Retailing(a) – 1.1%
1011778 BC ULC/New Red Finance, Inc.(b)
1,929,000	5.000		10/15/25	2,001,337
Alimentation Couche-Tard, Inc.(b)
425,000	2.700		07/26/22	429,696
AutoZone, Inc.
1,700,000	3.125		04/18/24	1,767,524
Beacon Roofing Supply, Inc.(b)
1,207,000	4.875		11/01/25	1,210,018
Dollar Tree, Inc.(c) (3M USD LIBOR + 0.700%)
3,075,000	2.702		04/17/20	3,074,908
PetSmart, Inc.(b)
125,000	5.875		06/01/25	127,656

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Staples, Inc.(a)(b)
$120,000	10.750%		04/15/27	$ 122,100

				8,733,239

Savings & Loans(a)(b)(c) – 0.3%
Nationwide Building Society (3M USD LIBOR + 1.181%)
2,075,000	3.622		04/26/23	2,131,316

Semiconductors – 2.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.
950,000	2.200		01/15/21	950,408
4,055,000	3.625	(a)	01/15/24	4,199,399
Broadcom, Inc.(b)
5,375,000	3.125		10/15/22	5,479,759
5,250,000	3.625	(a)	10/15/24	5,450,445
Microchip Technology, Inc.
1,125,000	3.922		06/01/21	1,149,452
NXP B.V./NXP Funding LLC(b)
2,950,000	4.125		06/01/21	3,023,986
1,600,000	3.875		09/01/22	1,660,688

				21,914,137

Software – 0.8%
Fiserv, Inc.
1,225,000	4.750		06/15/21	1,273,351
1,950,000	3.800	(a)	10/01/23	2,059,239
2,975,000	2.750	(a)	07/01/24	3,031,108

				6,363,698

Telecommunication Services – 3.3%
AT&T, Inc.
900,000	3.000		02/15/22	918,657
1,324,000	3.200	(a)	03/01/22	1,355,366
3,225,000	3.600	(a)	02/17/23	3,363,352
2,400,000	3.900	(a)	03/11/24	2,549,280
CenturyLink, Inc.
1,100,000	6.450		06/15/21	1,152,250
CommScope Technologies LLC(a)(b)
130,000	6.000		06/15/25	130,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CommScope, Inc.(a)
$188,000	5.000	%(b)	06/15/21	$ 188,000
750,000	5.500		03/01/24	782,910
Level 3 Financing, Inc.(a)
1,925,000	5.375		05/01/25	1,989,969
Qwest Corp.
650,000	6.750		12/01/21	699,569
Sprint Communications, Inc.
770,000	6.000		11/15/22	806,575
Sprint Corp.
1,000,000	7.250		09/15/21	1,057,500
T-Mobile USA, Inc.(a)
1,120,000	6.000		04/15/24	1,157,800
Telecom Italia SpA(b)
1,125,000	5.303		05/30/24	1,212,196
Verizon Communications, Inc.
2,200,000	2.450	(a)	11/01/22	2,229,282
6,700,000	5.150		09/15/23	7,435,794

				27,028,500

Toys/Games/Hobbies(a)(b) – 0.0%
Mattel, Inc.
125,000	5.875		12/15/27	131,563

Transportation(a) – 0.3%
Ryder System, Inc.
2,350,000	2.875		06/01/22	2,391,219

Trucking & Leasing(a)(b) – 0.2%
SMBC Aviation Capital Finance DAC
1,200,000	3.550		04/15/24	1,244,460

TOTAL CORPORATE OBLIGATIONS (Cost $522,100,295)				$533,399,795

Mortgage-Backed Obligations – 16.7%
Collateralized Mortgage Obligations – 2.5%
Interest Only(f) – 0.7%
FHLMC REMIC Series 3852, Class SW(c) (-1x1M USD LIBOR + 6.000%)
$809,964	4.260%		05/15/41	$ 126,665
FHLMC REMIC Series 4314, Class SE(c) (-1x1M USD LIBOR + 6.050%)
608,798	4.310		03/15/44	97,592

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FHLMC REMIC Series 4320, Class SD(c) (-1x1M USD LIBOR + 6.100%)
$146,151	4.360%	07/15/39	$ 24,571
FHLMC REMIC Series 4468, Class SY(c) (-1x1M USD LIBOR + 6.100%)
976,403	4.360	05/15/45	162,625
FHLMC REMIC Series 4583, Class ST(c) (-1x1M USD LIBOR + 6.000%)
666,524	4.260	05/15/46	115,150
FHLMC REMIC Series 4792, Class SA(c) (-1x1M USD LIBOR + 6.200%)
1,235,223	4.460	05/15/48	183,232
FHLMC REMIC Series 4936, Class ES(c) (-1x1M USD LIBOR + 6.000%)
414,766	4.260	12/25/49	65,644
FHLMC REMIC Series 4936, Class PS(c) (-1x1M USD LIBOR + 6.000%)
696,887	4.260	12/25/49	116,595
FHLMC STRIPS Series 304, Class C45
222,909	3.000	12/15/27	14,663
FNMA REMIC Series 2010-135, Class AS(c) (-1x1M USD LIBOR + 5.950%)
216,823	4.158	12/25/40	32,763
FNMA REMIC Series 2015-34, Class LS(c) (-1x1M USD LIBOR + 6.100%)
1,778,524	4.308	06/25/45	322,302
FNMA REMIC Series 2016-1, Class SJ(c) (-1x1M USD LIBOR + 6.150%)
1,022,526	4.358	02/25/46	181,246
GNMA REMIC Series 2010-101, Class S(c) (-1x1M USD LIBOR + 6.000%)
151,087	4.235	08/20/40	25,794
GNMA REMIC Series 2010-20, Class SE(c) (-1x1M USD LIBOR + 6.250%)
108,312	4.485	02/20/40	20,284
GNMA REMIC Series 2013-124, Class CS(c) (-1x1M USD LIBOR + 6.050%)
618,185	4.285	08/20/43	112,685
GNMA REMIC Series 2013-134, Class DS(c) (-1x1M USD LIBOR + 6.100%)
69,465	4.335	09/20/43	12,485
GNMA REMIC Series 2013-152, Class TS(c) (-1x1M USD LIBOR + 6.100%)
227,952	4.335	06/20/43	39,680
GNMA REMIC Series 2014-117, Class SJ(c) (-1x1M USD LIBOR + 5.600%)
1,767,364	3.835	08/20/44	279,816

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2014-132, Class SL(c) (-1x1M USD LIBOR + 6.100%)
$617,444	4.335%	10/20/43	$ 79,575
GNMA REMIC Series 2014-133, Class BS(c) (-1x1M USD LIBOR + 5.600%)
554,765	3.835	09/20/44	86,516
GNMA REMIC Series 2014-158, Class SA(c) (-1x1M USD LIBOR + 5.600%)
833,728	3.860	10/16/44	133,883
GNMA REMIC Series 2014-162, Class SA(c) (-1x1M USD LIBOR + 5.600%)
240,087	3.835	11/20/44	35,655
GNMA REMIC Series 2015-110, Class MS(c) (-1x1M USD LIBOR + 5.710%)
5,319,997	3.945	08/20/45	810,067
GNMA REMIC Series 2015-111, Class IM
815,197	4.000	08/20/45	107,958
GNMA REMIC Series 2015-123, Class SP(c) (-1x1M USD LIBOR + 6.250%)
387,071	4.485	09/20/45	65,896
GNMA REMIC Series 2015-57, Class AS(c) (-1x1M USD LIBOR + 5.600%)
974,952	3.835	04/20/45	140,887
GNMA REMIC Series 2015-95, Class GI
449,500	4.500	07/16/45	94,370
GNMA REMIC Series 2016-109, Class IH
2,134,203	4.000	10/20/45	276,467
GNMA REMIC Series 2016-27, Class IA
357,262	4.000	06/20/45	39,791
GNMA REMIC Series 2018-72, Class IB
370,657	4.000	04/20/46	57,034
GNMA REMIC Series 2019-110, Class SD(c) (-1x1M USD LIBOR + 6.100%)
1,083,164	4.335	09/20/49	163,786
GNMA REMIC Series 2019-110, Class SE(c) (-1x1M USD LIBOR + 6.100%)
1,160,033	4.335	09/20/49	167,295
GNMA REMIC Series 2019-128, Class IO
1,790,190	4.000	10/20/49	290,492
GNMA REMIC Series 2019-129, Class AI
2,982,717	3.500	10/20/49	519,276

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2019-98, Class SC(c) (-1x1M USD LIBOR + 6.050%)
	$1,683,742	4.285%	08/20/49	$ 261,727

				5,264,467

Regular Floater(c) – 0.0%
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
	17,685	2.142	04/25/37	17,638

Sequential Fixed Rate – 1.5%
FHLMC REMIC Series 4619, Class NA
	1,750,552	3.000	03/15/44	1,807,087
FHLMC REMIC Series 4630, Class MC
	1,148,000	4.000	08/15/54	1,206,387
FHLMC REMIC Series 4649, Class ML
	8,488,346	4.000	11/15/54	9,055,534
FNMA REMIC Series 2012-111, Class B
	21,301	7.000	10/25/42	24,824
FNMA REMIC Series 2012-153, Class B
	75,537	7.000	07/25/42	89,986

				12,183,818

Sequential Floating Rate(b)(c) – 0.3%
Credit Suisse European Mortgage Capital Ltd. Series 2015-1HWA, Class A (3M Euribor + 2.750%)
EUR	514,836	2.750	05/22/20	577,492
Holmes Master Issuer PLC Series 2018-1A, Class A2 (3M USD LIBOR + 0.360%)
	$1,708,571	2.361	10/15/54	1,707,705
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
	261,433	3.750	05/28/52	269,277

				2,554,474

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 20,020,397

Commercial Mortgage-Backed Securities – 0.2%
Sequential Fixed Rate – 0.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
	$114,386	2.779%	09/25/22	$ 115,391

Sequential Floating Rate(b)(c) – 0.2%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
	1,075,038	2.640	09/15/35	1,075,074

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
$507,424	2.567%	06/15/35	$ 507,029

			1,582,103

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,697,494

Federal Agencies – 14.0%
GNMA – 4.3%
$5,633,347	4.500%	08/20/47	$ 5,980,295
14,052,420	5.000	12/20/48	14,851,870
8,265,655	4.500	01/20/49	8,661,716
5,000,000	5.000	TBA-30yr(g)	5,265,625

			34,759,506

UMBS – 9.6%
2,950	6.000	11/01/23	3,109
916,473	6.000	02/01/24	970,774
13,447	6.000	01/01/29	14,239
36,284	6.000	01/01/32	37,454
6,347	6.000	11/01/32	7,152
423,376	6.000	12/01/32	465,029
3,624,291	6.000	05/01/34	4,088,327
6,295	6.000	11/01/34	7,170
40,062	6.000	06/01/35	44,139
327,014	6.000	10/01/35	370,651
1,550,965	6.000	11/01/35	1,763,714
92,578	6.000	12/01/35	104,418
1,695	6.000	01/01/36	1,934
4,678	6.000	02/01/36	5,065
2,040	6.000	03/01/36	2,340
763,051	6.000	05/01/36	871,704
53,068	6.000	06/01/36	60,338
672,059	6.000	07/01/36	754,719
71,184	6.000	08/01/36	77,787
919,990	6.000	09/01/36	1,049,701
1,907,812	6.000	10/01/36	2,184,119
33,537	6.000	11/01/36	37,734
410,175	6.000	02/01/37	472,349
35,959	6.000	05/01/37	41,241

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$340,644	6.000%	11/01/37	$ 388,765
19,392	6.000	12/01/37	20,753
136,046	6.000	03/01/38	155,711
142,926	6.000	05/01/38	163,639
6,003	6.000	07/01/38	6,839
3,616	6.000	09/01/38	4,172
145,669	6.000	10/01/38	166,916
638,921	6.000	11/01/38	735,686
496,446	6.000	01/01/39	577,629
98,430	6.000	09/01/39	112,492
10,028	6.000	06/01/40	11,459
743,192	6.000	10/01/40	854,255
3,342,555	6.000	05/01/41	3,826,904
36,080	6.000	06/01/41	41,093
3,225,210	4.000	09/01/48	3,359,112
6,000,003	3.000	07/01/49	6,086,297
1,450,001	3.000	09/01/49	1,470,856
500,050	3.000	10/01/49	507,242
28,144,510	5.000	10/01/49	30,107,025
4,999,999	2.500	11/01/49	4,945,189
499,950	3.000	11/01/49	507,140
10,549,994	3.000	12/01/49	10,701,729

			78,186,110

UMBS, 30 Year, Single Family(g) – 0.1%
1,000,000	3.500	TBA-30yr	1,028,710

TOTAL FEDERAL AGENCIES			$113,974,326

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $135,227,868)			$135,692,217

Asset-Backed Securities – 7.2%
Automotive(b) – 0.1%
Ford Credit Auto Owner Trust Series 2016-2, Class A
$450,000	2.030%	12/15/27	$ 449,901

Collateralized Loan Obligations(b)(c) – 4.5%
AIMCO CLO Series 2017-AA, Class A (3M USD LIBOR + 1.260%)
3,150,000	3.226	07/20/29	3,150,384
Bowman Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.180%)
1,002,649	3.090	11/23/25	1,002,803

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
$4,400,000	2.790%	09/15/35	$ 4,398,555
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R (3M USD LIBOR + 1.230%)
3,100,000	3.115	06/09/30	3,101,293
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
1,494,687	3.251	07/15/26	1,495,802
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
2,400,000	2.837	06/15/36	2,403,748
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
4,200,000	2.751	04/15/29	4,168,853
OCP CLO Ltd. Series 2015-8A, Class A1R (3M USD LIBOR + 0.850%)
2,358,306	2.852	04/17/27	2,358,521
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
1,500,000	2.920	06/15/36	1,499,067
Parallel Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.850%)
1,250,000	2.816	07/20/27	1,248,775
Parallel Ltd. Series 2017-1A, Class A1 (3M USD LIBOR + 1.310%)
2,700,000	3.276	07/20/29	2,698,299
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
290,414	2.642	06/25/35	289,885
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
3,962,325	2.886	10/20/27	3,962,376
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A (1M USD LIBOR + 1.130%)
2,750,000	2.867	11/15/37	2,748,275
Whitehorse Ltd. Series 2014-9A, Class AR (3M USD LIBOR + 1.160%)
1,745,234	3.162	07/17/26	1,747,035
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
438,020	2.809	05/01/26	438,163

			36,711,834

Credit Card(b) – 0.1%
Golden Credit Card Trust Series 2017-2A, Class A
1,050,000	1.980	04/15/22	1,050,004

Student Loan(c) – 2.5%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A (1M USD LIBOR + 0.800%)
494,734	2.592	02/25/41	491,748

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Educational Funding of the South, Inc. Series 2012-1, Class A (1M USD LIBOR + 1.050%)
$2,010,898	2.758%	03/25/36	$ 2,015,340
Educational Services of America, Inc. Series 2012-1, Class A1(b) (1M USD LIBOR + 1.150%)
33,549	2.942	09/25/40	33,581
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
587,344	2.492	02/25/39	586,089
Educational Services of America, Inc. Series 2015-2, Class A(b) (1M USD LIBOR + 1.000%)
508,452	2.792	12/25/56	509,715
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(b) (1M USD LIBOR + 1.000%)
897,942	2.792	04/25/33	893,458
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,618,640	2.840	07/25/45	1,601,562
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1 (1M USD LIBOR + 0.750%)
1,694,862	2.441	12/01/31	1,683,150
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2 (1M USD LIBOR + 1.000%)
1,372,532	2.765	05/20/30	1,374,259
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
827,625	2.955	03/25/66	828,402
Northstar Education Finance, Inc. Series 2012-1, Class A(b) (1M USD LIBOR + 0.700%)
67,539	2.492	12/26/31	67,432
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b) (1M USD LIBOR + 0.550%)
39,398	2.342	05/25/57	38,767
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,391,062	2.942	09/25/65	1,391,060
SLC Student Loan Center Series 2011-1, Class A(b) (1M USD LIBOR + 1.220%)
3,417,954	3.012	10/25/27	3,432,286
SLC Student Loan Trust Series 2005-3, Class A3 (3M USD LIBOR + 0.120%)
837,511	2.014	06/15/29	831,759
SLM Student Loan Trust Series 2004-8A, Class A5(b) (3M USD LIBOR + 0.500%)
25,583	2.440	04/25/24	25,587

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
	$988,579	2.080%		10/25/28	$ 981,295
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
	769,950	2.270		01/25/22	751,578
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
	283,035	3.590		07/25/22	285,824
SLM Student Loan Trust Series 2012-3, Class A (1M USD LIBOR + 0.650%)
	936,521	2.442		12/27/38	927,823
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2 (3M USD LIBOR + 0.850%)
	317,649	2.949		10/01/24	318,204
Utah State Board of Regents Series 2011-1, Class A3 (3M USD LIBOR + 0.850%)
	1,200,000	2.759		05/01/35	1,194,828

					20,263,747

TOTAL ASSET-BACKED SECURITIES (Cost $58,420,801)					$ 58,475,486

Foreign Debt Obligations – 1.5%
Sovereign – 1.5%
Abu Dhabi Government International Bond
	$870,000	2.500%		10/11/22	$ 878,700
Dominican Republic
	806,667	7.500		05/06/21	834,900
Ecuador Government International Bond
	1,510,000	7.950		06/20/24	1,430,725
Qatar Government International Bond
	870,000	2.375		06/02/21	870,000
	1,840,000	3.375	(b)	03/14/24	1,926,825
Republic of Colombia(a)
	1,510,000	4.000		02/26/24	1,589,747
Republic of Egypt(b)
	550,000	4.550		11/20/23	561,688
Republic of Indonesia
	200,000	5.875		01/15/24	226,375

EUR	250,000	2.150	(b)	07/18/24	299,178

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Nigeria
$1,390,000	6.750%	01/28/21	$ 1,442,559
Republic of Sri Lanka
200,000	6.850	11/03/25	200,125
Ukraine Government Bond
1,500,000	7.750	09/01/21	1,586,250

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $11,642,384)			$ 11,847,072

Municipal Debt Obligations – 1.2%
California(a) – 0.0%
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Series 2019 C
$380,000	3.146%	05/01/23	$ 394,010

Connecticut – 0.4%
Connecticut State GO Bonds Series A
3,000,000	3.130	01/15/24	3,107,820

Illinois(a) – 0.6%
Chicago Illinois GO Bonds Prerefunded Taxable Series B
2,753,000	7.750	01/01/42	3,453,446
Illinois State GO Build America Bonds Taxable Series 3
1,275,000	5.727	04/01/20	1,285,187

			4,738,633

New Hampshire(a)(c) – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.000%)
1,629,209	2.790	10/25/37	1,618,043

Utah(a)(c) – 0.0%
Utah State Board of Regents Student Loan RB (Taxable) Series 2011, Class A2 (3M USD LIBOR + 0.850%)
292,147	2.760	05/01/29	292,512

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,902,587)			$ 10,151,018

U.S. Treasury Obligations(h) – 3.4%
United States Treasury Notes
$26,210,000	1.875%	02/28/22	$ 26,363,574
850,000	2.875	08/15/28	916,141

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,232,103)			$ 27,279,715

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(i) – 1.0%
Commercial Paper – 1.0%
CNPC Finance
$5,500,000	0.000%	01/02/20	$ 5,499,450
VW Credit, Inc.
2,500,000	0.000	03/16/20	2,488,700

TOTAL SHORT-TERM INVESTMENTS (Cost $7,989,171)			$ 7,988,150

TOTAL INVESTMENTS – 96.6% (Cost $772,515,209)			$784,833,453

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%			27,812,620

NET ASSETS – 100.0%			$812,646,073

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2019.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $6,294,335 which represents approximately 0.8% of the Fund’s net assets as of December 31, 2019.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	677,508	EUR	422,178	03/18/20	$475
	AUD	4,424,463	USD	3,057,049	03/18/20	53,854
	BRL	36,063,280	USD	8,779,738	01/03/20	184,057
	BRL	9,843,255	USD	2,419,803	02/04/20	24,547
	CAD	614,030	CHF	454,689	03/18/20	544
	CAD	1,854,276	EUR	1,263,046	03/18/20	4,612
	CAD	5,543,959	USD	4,221,823	03/18/20	48,696
	CHF	2,414,122	EUR	2,210,308	03/18/20	16,878
	CHF	1,863,734	GBP	1,456,376	03/18/20	3,233
	CHF	458,815	JPY	51,188,617	03/18/20	3,515
	CHF	1,374,867	USD	1,408,027	03/18/20	20,529
	CNH	41,350,195	USD	5,889,749	03/18/20	39,676
	COP	5,703,790,251	USD	1,702,288	02/04/20	30,626
	CZK	169,908,127	USD	7,402,689	03/18/20	93,600
	EUR	178,096	CAD	260,435	03/18/20	141
	EUR	419,594	HUF	138,418,272	03/18/20	2,016
	EUR	6,147,722	USD	6,873,110	03/18/20	56,756
	GBP	350,100	USD	463,239	03/18/20	1,505
	HUF	214,603,169	EUR	646,246	03/18/20	1,713
	HUF	1,075,658,821	USD	3,619,919	03/18/20	39,958
	IDR	3,086,413,412	USD	220,144	01/21/20	2,616
	ILS	4,341,957	USD	1,251,028	03/18/20	11,689
	INR	94,126,391	USD	1,312,165	01/21/20	6,898
	INR	417,068,717	USD	5,788,688	02/03/20	48,848
	JPY	50,767,141	USD	466,716	03/18/20	2,605
	KRW	5,038,555,699	USD	4,259,764	02/25/20	103,897
	MXN	135,537,871	USD	6,917,842	03/18/20	167,632
	NOK	55,658,454	EUR	5,482,332	03/18/20	161,368
	NOK	88,177,030	USD	9,646,922	03/18/20	399,121
	NZD	718,295	CAD	624,364	03/18/20	3,157
	NZD	3,992,373	USD	2,641,451	03/18/20	49,261
	PLN	30,038,145	USD	7,783,248	03/18/20	135,768
	RUB	563,066,104	USD	8,785,724	01/27/20	254,993
	SEK	4,467,676	USD	471,148	03/18/20	7,647
	SGD	3,804,806	USD	2,808,745	03/18/20	22,401
	USD	221,838	BRL	892,009	02/04/20	327
	USD	1,230,408	CLP	921,923,864	01/21/20	3,996
	USD	465,509	COP	1,528,264,996	02/04/20	1,194
	USD	4,204,614	INR	299,253,001	01/21/20	10,956
	USD	303,014	KRW	349,769,083	02/25/20	95
	USD	467,795	MXN	8,917,267	03/18/20	1,629
	USD	2,095,657	TRY	12,591,574	03/18/20	20,386
	ZAR	10,765,540	USD	751,379	03/18/20	9,359

TOTAL						$2,052,774

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	672,079	CAD	615,350	03/18/20	$(1,457)
	AUD	1,075,690	NOK	6,668,598	03/18/20	(3,424)
	CAD	613,222	NOK	4,201,601	03/18/20	(6,325)
	CNH	6,553,423	USD	940,342	03/18/20	(612)
	EUR	2,327,676	CZK	59,649,101	03/18/20	(7,884)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	EUR	1,263,265	GBP	1,076,456	03/18/20	$(4,967)
	EUR	1,692,103	NOK	17,182,815	03/18/20	(50,263)
	EUR	1,466,607	PLN	6,286,063	03/18/20	(4,014)
	GBP	358,197	CAD	630,480	03/18/20	(10,168)
	GBP	357,113	CHF	470,608	03/18/20	(14,931)
	GBP	705,946	EUR	840,847	03/18/20	(10,707)
	GBP	721,344	USD	974,849	03/18/20	(17,293)
	HUF	278,094,544	EUR	840,864	03/18/20	(1,640)
	INR	64,891,673	USD	913,528	01/21/20	(4,152)
	JPY	50,516,200	AUD	675,876	03/18/20	(8,217)
	JPY	51,153,326	EUR	425,098	03/18/20	(6,290)
	JPY	455,846,377	USD	4,222,000	03/18/20	(7,894)
	SEK	21,275,578	EUR	2,032,560	03/18/20	(11,076)
	SEK	8,853,871	NOK	8,606,060	03/18/20	(31,634)
	TRY	28,742,346	USD	4,857,588	03/18/20	(120,439)
	USD	6,012,048	AUD	8,748,664	03/18/20	(139,259)
	USD	8,848,415	BRL	36,063,280	01/03/20	(115,382)
	USD	1,873,253	BRL	7,609,110	02/04/20	(16,300)
	USD	9,900,114	CAD	13,098,888	03/18/20	(189,971)
	USD	15,748,044	CHF	15,456,747	03/18/20	(312,284)
	USD	467,280	CLP	355,717,052	01/21/20	(5,922)
	USD	7,039,569	CNH	49,704,982	03/18/20	(87,891)
	USD	2,846,128	COP	9,884,565,411	02/04/20	(156,981)
	USD	1,038,419	EUR	937,497	02/20/20	(16,471)
	USD	4,528,631	EUR	4,043,517	03/18/20	(29,323)
	USD	2,717,776	GBP	2,073,426	03/18/20	(34,612)
	USD	470,971	HUF	139,889,311	03/18/20	(4,995)
	USD	8,604,658	ILS	29,724,160	03/18/20	(39,655)
	USD	2,099,330	INR	150,043,794	01/21/20	(3,347)
	USD	2,803,017	KRW	3,265,538,389	02/25/20	(25,114)
	USD	2,719,106	MXN	52,771,329	03/18/20	(39,604)
	USD	8,223,439	NZD	12,530,546	03/18/20	(221,695)
	USD	2,113,857	RUB	134,716,887	01/27/20	(49,188)
	USD	7,823,784	SEK	74,129,114	03/18/20	(120,536)
	USD	2,861,613	SGD	3,912,755	03/18/20	(49,858)
	USD	468,088	TRY	2,842,327	03/18/20	(368)
	USD	4,217,379	TWD	127,288,411	02/24/20	(55,777)
	USD	1,786,065	ZAR	26,387,535	03/18/20	(78,590)

TOTAL						$(2,116,510)

FORWARD SALES CONTRACTS — At December 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.500%	TBA-30yr	01/21/20	$(6,000,000)	$(6,273,750)
UMBS, 30 Year, Single Family	2.500	TBA-30yr	01/14/20	(5,000,000)	(4,942,257)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	01/14/20	(2,000,000)	(2,028,140)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	02/12/20	(10,000,000)	(10,134,448)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/14/20	(8,000,000)	(8,552,500)

TOTAL (Proceeds Receivable: $31,892,305)					$(31,931,095)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	2	03/16/20	$161,422	$(330)
Australian 10 Year Government Bonds	4	03/16/20	401,283	(2,599)
Eurodollars	11	03/16/20	2,702,288	2,382
Japan 10 Year Government Bonds	8	03/13/20	11,204,639	(3,342)
Ultra Long U.S. Treasury Bonds	18	03/20/20	3,269,812	(40,684)
3 Month SOFR	18	03/17/20	4,429,800	19
2 Year U.S. Treasury Notes	741	03/31/20	159,685,500	(86,325)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
5 Year U.S. Treasury Notes	384	03/31/20	$45,546,000	$(108,985)
10 Year U.K. Long Gilt	7	03/27/20	1,218,181	(7,297)
10 Year U.S. Treasury Notes	346	03/20/20	44,433,969	(311,597)

Total				$(558,758)

Short position contracts:
Eurodollars	(73)	06/15/20	(17,941,575)	(102,517)
Eurodollars	(74)	09/14/20	(18,197,525)	(90,909)
Ultra 10 Year U.S. Treasury Notes	(30)	03/20/20	(4,221,094)	62,126
30 Day Federal Funds	(4)	01/31/20	(1,640,923)	(132)
30 Day Federal Funds	(4)	02/28/20	(1,640,798)	273
30 Day Federal Funds	(2)	03/31/20	(820,399)	246
20 Year U.S. Treasury Bonds	(81)	03/20/20	(12,628,406)	254,670

Total				$123,757

TOTAL FUTURES CONTRACTS				$(435,001)

SWAP CONTRACTS — At December 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.780%(a)	6M AUDOR	06/17/21	AUD	29,170	(b)	$39,462	$14,616	$24,846
3M LIBOR(c)	1.259%	12/15/21	$	175,890	(b)	(536,606)	(23,896)	(512,710)
6M CDOR(a)	1.750	03/18/22	CAD	57,150	(b)	(214,081)	(289,495)	75,414
1.750(a)	3M LIBOR(d)	03/18/22	$	40,320	(b)	(68,730)	(156,689)	87,959
0.000(d)	3M LIBOR	07/25/24		17,200		635	284	351
6M EURO(a)	0.000(c)	03/18/25	EUR	10,280	(b)	53,599	90,057	(36,458)
3M NZDOR(d)	1.500(a)	03/18/25	NZD	6,350		7,123	20,928	(13,805)
6M AUDOR(a)	1.500	03/18/25	AUD	21,200	(b)	215,050	309,806	(94,756)
6M CDOR(a)	1.750	03/18/25	CAD	13,340	(b)	(151,387)	(101,663)	(49,724)
1.750(a)	3M LIBOR(d)	03/18/25	$	19,310	(b)	(23,809)	(89,687)	65,878
2.000(c)	3M NIBOR(a)	03/18/25	NOK	153,810	(b)	4,849	(44,163)	49,012
1.333(c)	3M LIBOR	11/15/26	$	7,550	(b)	108,733	(7,715)	116,448
6M AUDOR(a)	1.200	06/17/27	AUD	3,730	(b)	(32,630)	(14,042)	(18,588)
6M CDOR(a)	3.000	06/19/29	CAD	7,860	(b)	198,280	239,131	(40,851)
3.000(a)	3M LIBOR(d)	06/19/29	$	5,760	(b)	(246,534)	(355,686)	109,152
3M LIBOR(d)	1.654(a)	08/15/29		3,530	(b)	(69,658)	(2,418)	(67,240)
6M EURO(a)	0.500(c)	03/18/30	EUR	5,240	(b)	160,310	214,636	(54,326)
6M AUDOR(a)	1.750	03/18/30	AUD	3,150	(b)	42,612	90,522	(47,910)
6M CDOR(d)	2.000(a)	03/18/30	CAD	6,320		(77,325)	(19,881)	(57,444)
2.000(c)	3M NIBOR(a)	03/18/30	NOK	67,670	(b)	49,420	(33,282)	82,702
0.500(c)	3M STIBOR(d)	03/18/30	SEK	82,550	(b)	184,167	73,466	110,701
6M JYOR(a)	0.250	03/19/30	JPY	327,060	(b)	658	(31,795)	32,453
6M NIBOR(a)	2.000(c)	03/19/30	NOK	33,100	(b)	(23,140)	980	(24,120)
0.002(c)	6M EURO(a)	09/16/30	EUR	4,940	(b)	160,181	97,164	63,017
0.330(c)	6M EURO(a)	05/12/31		130	(b)	543	667	(124)
1.842(a)	3M LIBOR(d)	05/15/45	$	4,010	(b)	201,566	8,898	192,668

TOTAL						$(16,712)	$(9,257)	$(7,455)

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2019.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made at the termination date.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 33(a)	1.000%	0.453	12/20/24	$39,500	$1,037,422	$781,598	$255,824
General Electric Co. 2.700%, 10/09/22(a)	1.000	0.776	06/20/24	2,025	20,047	(30,927)	50,974
General Electric Co. 2.700%, 10/09/22(a)	1.000	0.866	12/20/24	825	5,475	(13,046)	18,521
CDX.NA.IG Index 32(a)	1.000	0.394	06/20/24	225	5,938	3,782	2,156
AT&T, Inc., 2.450%, 06/30/20(a)	1.000	0.597	06/20/24	3,425	60,459	7,129	53,330
Republic of Indonesia, 5.875%, 03/13/20(a)	1.000	0.563	06/20/24	120	2,296	(244)	2,540
CDX.NA.HY Index 33(a)	5.000	2.799	12/20/24	13,266	1,298,962	1,004,556	294,406

TOTAL					$2,430,600	$1,752,848	$677,751

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2019, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	Barclays Bank PLC	$1.300	03/11/2020	4,300,000	$4,300,000	$2,199	$40,313	$(38,114)
1Y IRS	BofA Securities LLC	1.270	08/27/2020	4,290,000	4,290,000	15,233	88,159	(72,926)

				8,590,000	$8,590,000	$17,432	$128,472	$(111,040)

Puts
3M IRS	JPMorgan Securities, Inc.	1.734	02/18/2020	3,000,000	3,000,000	55,729	36,842	18,887
3M IRS	JPMorgan Securities, Inc.	1.683	02/19/2020	2,700,000	2,700,000	60,418	31,860	28,558
3M IRS	JPMorgan Securities, Inc.	$2.183	02/19/2020	2,700,000	2,700,000	4,028	2,970	1,058

				8,400,000	$8,400,000	$120,175	$71,672	$48,503

Total Purchased option contracts				16,990,000	$16,990,000	$137,607	$200,144	$(62,537)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
5M IRS	Barclays Bank PLC	0.350%	05/27/2020	(9,680,000)	$(9,680,000)	$(6,528)	$(11,605)	$5,077
6M IRS	Barclays Bank PLC	0.280	03/11/2020	(5,280,000)	(5,280,000)	(767)	(37,670)	36,903
6M IRS	Barclays Bank PLC	0.350	05/27/2020	(14,680,000)	(14,680,000)	(9,899)	(24,546)	14,647
1Y IRS	BofA Securities LLC	0.256	08/27/2020	(5,180,000)	(5,180,000)	(10,529)	(93,059)	82,530
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(7,480,000)	(7,480,000)	(59,237)	(190,583)	131,346
5M IRS	BofA Securities LLC	0.350	05/27/2020	(4,980,000)	(4,980,000)	(3,358)	(5,795)	2,437
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,240,000)	(3,240,000)	(74,537)	(85,233)	10,696
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(2,520,000)	(2,520,000)	(11,971)	(53,442)	41,471

				(53,040,000)	$(53,040,000)	$(176,826)	$(501,933)	$325,107

Puts
5M IRS	Barclays Bank PLC	0.100	05/27/2020	(9,680,000)	(9,680,000)	(50,585)	(38,071)	(12,514)
6M IRS	Barclays Bank PLC	0.100	05/27/2020	(14,680,000)	(14,680,000)	(76,715)	(35,958)	(40,757)
1Y IRS	BofA Securities LLC	0.065	09/14/2020	(7,480,000)	(7,480,000)	(236,330)	(135,398)	(100,932)
5M IRS	BofA Securities LLC	0.100	05/27/2020	(4,980,000)	(4,980,000)	(26,025)	(17,111)	(8,914)
6M IRS	BofA Securities LLC	0.330	05/10/2021	(3,240,000)	(3,240,000)	(82,802)	(77,891)	(4,911)
1Y IRS	JPMorgan Securities, Inc.	0.065	09/14/2020	(2,520,000)	(2,520,000)	(108,676)	(53,442)	(55,234)
3M IRS	JPMorgan Securities, Inc.	1.984	02/18/2020	(3,000,000)	(3,000,000)	(16,382)	(12,105)	(4,277)
3M IRS	JPMorgan Securities, Inc.	1.582	02/18/2020	(10,600,000)	(10,600,000)	(24,615)	(24,910)	295
3M IRS	JPMorgan Securities, Inc.	1.933	02/19/2020	(5,400,000)	(5,400,000)	(40,097)	(20,588)	(19,509)

				(61,580,000)	$(61,580,000)	$(662,228)	$(415,474)	$(246,753)

Total Written option contracts				(114,620,000)	$(114,620,000)	$(839,054)	$(917,407)	$78,354

TOTAL				(97,630,000)	$(97,630,000)	$(701,447)	$(717,263)	$15,817

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
3M IRS	— 3 Months Interest Rate Swaptions
5M IRS	— 5 Month Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
CDX.NA.IG Index 32	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 52.2%
Advertising – 0.4%
The Interpublic Group of Cos., Inc.
$15,100,000	3.500%		10/01/20	$ 15,258,097

Automotive – 4.7%
BMW US Capital LLC(a)(b)
10,000,000	2.000		04/11/21	10,010,700
Daimler Finance North America LLC(b)
15,446,000	3.350		05/04/21	15,693,136
(3M USD LIBOR + 0.670%)
15,000,000	2.561	(c)	11/05/21	15,040,050
(3M USD LIBOR + 0.900%)
38,000,000	2.810	(c)	02/15/22	38,288,420
Harley-Davidson Financial Services, Inc.(b)
22,735,000	2.850	(a)	01/15/21	22,843,446
2,655,000	3.550		05/21/21	2,698,197
Toyota Motor Credit Corp.(c) (SOFR + 0.400%)
33,150,000	1.940		10/23/20	33,161,271
Volkswagen Group of America Finance LLC(b)
(3M USD LIBOR + 0.770%)
23,008,000	2.675	(c)	11/13/20	23,091,289
8,000,000	3.875		11/13/20	8,125,200
20,000,000	2.500		09/24/21	20,137,600
(3M USD LIBOR + 0.940%)
5,500,000	2.841	(c)	11/12/21	5,539,490

				194,628,799

Banks – 34.6%
ABN AMRO Bank NV(b)
7,307,000	2.650		01/19/21	7,365,894
(3M USD LIBOR + 0.570%)
38,650,000	2.489	(c)	08/27/21	38,824,698
Australia & New Zealand Banking Group Ltd.(b)(c) (3M USD LIBOR + 0.460%)
18,475,000	2.364		05/17/21	18,544,281
Bank of America Corp.
5,000,000	5.625		07/01/20	5,090,300
(3M USD LIBOR + 0.660%)
35,000,000	2.369	(a)(c)	07/21/21	35,070,350
(3M USD LIBOR + 0.650%)
12,275,000	2.559	(a)(c)	10/01/21	12,308,143
(3M USD LIBOR + 0.380%)
10,935,000	2.314	(a)(c)	01/23/22	10,947,357
Bank of Montreal(c) (3M USD LIBOR + 0.400%)
29,590,000	2.291		09/10/21	29,626,396

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banque Federative du Credit Mutuel SA(b)
$6,000,000	2.200%		07/20/20	$ 6,006,180
30,000,000	2.750		10/15/20	30,174,600
Barclays Bank PLC(c) (3M USD LIBOR + 0.400%)
15,500,000	2.295		08/21/20	15,452,415
BBVA USA(a)(c) (3M USD LIBOR + 0.730%)
7,972,000	2.618		06/11/21	7,970,007
BNP Paribas SA(b)(c) (3M USD LIBOR + 0.390%)
22,050,000	2.284		08/07/21	22,095,864
BNZ International Funding Ltd.(b)
8,190,000	2.400		02/21/20	8,194,668
(3M USD LIBOR + 0.980%)
13,145,000	2.874	(c)	09/14/21	13,290,252
Citibank NA(a)(c)
(3M USD LIBOR + 0.530%)
15,000,000	2.433		02/19/22	15,033,000
(3M USD LIBOR + 0.600%)
30,000,000	2.499		05/20/22	30,103,800
Citigroup, Inc.
4,000,000	2.700		03/30/21	4,035,280
(3M USD LIBOR + 1.190%)
6,588,000	3.092	(c)	08/02/21	6,678,124
(3M USD LIBOR + 1.070%)
2,500,000	2.955	(a)(c)	12/08/21	2,531,800
(3M USD LIBOR + 0.960%)
8,664,000	2.900	(a)(c)	04/25/22	8,775,766
Citizens Bank NA(a)(c)(3M USD LIBOR + 0.720%)
15,000,000	2.629		02/14/22	15,105,750
Commonwealth Bank of Australia(b)
5,928,000	5.000		03/19/20	5,965,939
(3M USD LIBOR + 0.700%)
9,250,000	2.591	(c)	03/10/22	9,331,493
Cooperatieve Rabobank UA(c) (3M USD LIBOR + 0.430%)
28,575,000	2.366		04/26/21	28,666,726
Credit Agricole Corporate & Investment Bank SA(a)(c) (3M USD LIBOR + 0.625%)
30,644,000	2.533		10/03/21	30,702,836
Credit Suisse AG
11,056,000	2.100		11/12/21	11,098,234
Discover Bank(a)
4,835,000	3.100		06/04/20	4,854,872
DNB Bank ASA(b)
18,257,000	2.125		10/02/20	18,277,630
Federation des Caisses Desjardins du Quebec(b)
15,000,000	2.250		10/30/20	15,009,000
HSBC Holdings PLC
18,427,000	3.400		03/08/21	18,724,596
(3M USD LIBOR + 0.600%)
30,500,000	2.504	(a)(c)	05/18/21	30,529,890

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 1.660%)
$9,268,000	3.570	%(c)	05/25/21	$ 9,433,248
ING Bank NV(b)
6,260,000	2.450		03/16/20	6,266,197
12,000,000	2.700		08/17/20	12,054,600
11,520,000	2.750		03/22/21	11,633,933
(3M USD LIBOR + 0.880%)
4,400,000	2.790	(c)	08/15/21	4,442,504
ING Groep NV(c) (3M USD LIBOR + 1.150%)
12,960,000	3.111		03/29/22	13,127,573
JPMorgan Chase & Co.(a)
(3M USD LIBOR + 0.550%)
20,000,000	2.435	(c)	03/09/21	20,013,000
6,000,000	2.400		06/07/21	6,038,160
(3M USD LIBOR + 1.100%)
10,000,000	2.985	(c)	06/07/21	10,112,700
JPMorgan Chase Bank NA(a)(c)
(3M USD LIBOR + 0.290%)
10,258,000	2.199		02/01/21	10,259,744
(3M USD LIBOR + 0.280%)
18,000,000	2.604		02/01/21	18,008,280
Lloyds Bank PLC(c) (3M USD LIBOR + 0.490%)
18,351,000	2.384		05/07/21	18,386,234
Macquarie Bank Ltd.(b)
15,370,000	2.850		01/15/21	15,503,565
(3M USD LIBOR + 0.450%)
36,000,000	2.358	(c)	08/06/21	36,020,880
(3M USD LIBOR + 0.450%)
30,000,000	2.357	(c)	11/24/21	30,034,500
Mitsubishi UFJ Financial Group, Inc.
15,252,000	2.950		03/01/21	15,425,720
4,775,000	2.190		09/13/21	4,786,508
(3M USD LIBOR + 0.700%)
12,500,000	2.585	(c)	03/07/22	12,550,250
Mitsubishi UFJ Trust & Banking Corp.(b)
13,473,000	2.650		10/19/20	13,537,805
Mizuho Bank Ltd.(b)
20,000,000	2.700		10/20/20	20,111,800
Mizuho Financial Group, Inc.
18,960,000	2.632	(b)	04/12/21	19,107,130
3,434,000	2.273		09/13/21	3,445,641
(3M USD LIBOR + 1.140%)
10,446,000	3.027	(c)	09/13/21	10,568,532
(3M USD LIBOR + 0.940%)
27,475,000	2.854	(c)	02/28/22	27,726,121
Morgan Stanley, Inc.
14,000,000	2.800		06/16/20	14,051,240

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
$7,884,000	5.500%		07/24/20	$ 8,040,024
6,256,000	5.750		01/25/21	6,499,171
(3M USD LIBOR + 1.180%)
40,851,000	3.146	(a)(c)	01/20/22	41,232,957
MUFG Bank Ltd.(b)
6,280,000	2.300		03/05/20	6,283,831
MUFG Union Bank NA(a)(c) (SOFR + 0.710%)
14,250,000	2.252		12/09/22	14,227,770
National Australia Bank Ltd.(b)(c) (3M USD LIBOR + 0.710%)
12,000,000	2.612		11/04/21	12,101,160
National Australia Bank Ltd.(b)(c) (3M USD LIBOR + 0.350%)
4,950,000	2.351		01/12/21	4,959,059
Nordea Bank Abp(b)
3,745,000	2.125		05/29/20	3,745,861
14,115,000	2.500		09/17/20	14,161,579
9,300,000	4.875		01/14/21	9,579,093
Regions Bank(a)(c)
(3M USD LIBOR + 0.380%)
3,191,000	2.289		04/01/21	3,189,756
(3M USD LIBOR + 0.500%)
7,790,000	3.374		08/13/21	7,849,048
Royal Bank of Canada(c) (3M USD LIBOR + 0.400%)
10,000,000	2.340		01/25/21	10,020,800
Santander UK PLC(c)
(3M USD LIBOR + 0.620%)
13,350,000	2.527		06/01/21	13,396,859
(3M USD LIBOR + 0.660%)
21,800,000	2.570		11/15/21	21,888,944
Skandinaviska Enskilda Banken AB(b)
6,000,000	2.625		11/17/20	6,030,060
(3M USD LIBOR + 0.430%)
42,010,000	2.334	(c)	05/17/21	42,126,368
Societe Generale SA(b)
19,000,000	2.625		09/16/20	19,064,030
4,900,000	2.500		04/08/21	4,923,961
(3M USD LIBOR + 1.330%)
3,500,000	3.357	(c)	04/08/21	3,545,605
Sumitomo Mitsui Banking Corp.
22,121,000	2.450		01/16/20	22,125,645
5,000,000	2.650		07/23/20	5,018,850
Sumitomo Mitsui Financial Group, Inc.
37,922,000	2.934		03/09/21	38,359,999
5,000,000	2.058		07/14/21	5,007,850

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Svenska Handelsbanken AB
$11,000,000	5.125	%(b)	03/30/20	$ 11,082,280
(3M USD LIBOR + 1.150%)
5,000,000	3.111	(c)	03/30/21	5,059,400
(3M USD LIBOR + 0.470%)
5,000,000	2.380	(c)	05/24/21	5,019,050
The Toronto-Dominion Bank(c)
(3M USD LIBOR + 0.300%)
19,500,000	2.700		07/30/21	19,508,970
(3M USD LIBOR + 0.350%)
15,000,000	2.750		07/22/22	14,909,550
UBS AG
14,050,000	2.350		03/26/20	14,069,249
3,000,000	4.875		08/04/20	3,050,190
UBS Group AG(b)
28,450,000	3.000		04/15/21	28,825,540
US Bank NA(a)(c) (3M USD LIBOR + 0.380%)
15,400,000	2.284		11/16/21	15,390,914
Wells Fargo & Co.
10,000,000	2.150		01/30/20	10,001,100
7,500,000	4.600		04/01/21	7,743,225
(3M USD LIBOR + 0.930%)
17,532,000	2.831	(a)(c)	02/11/22	17,653,146
Wells Fargo Bank NA(a)(c)
(3M USD LIBOR + 0.490%)
16,957,000	3.325		07/23/21	17,082,312
(3M USD LIBOR + 0.620%)
26,000,000	2.539		05/27/22	26,112,580
Westpac Banking Corp.(c)
(3M USD LIBOR + 0.360%)
16,000,000	2.267	(b)	09/01/20	16,021,920
(3M USD LIBOR + 0.850%)
25,690,000	2.834		01/11/22	25,926,605

				1,439,866,317

Beverages – 0.2%
Keurig Dr Pepper, Inc.
6,709,000	3.551		05/25/21	6,853,311

Chemicals(c) – 0.2%
DuPont de Nemours, Inc. (3M USD LIBOR + 0.710%)
10,000,000	2.620		11/15/20	10,041,500

Computers – 1.4%
Hewlett Packard Enterprise Co.
14,559,000	3.600	(a)	10/15/20	14,720,750
(3M USD LIBOR + 0.680%)
9,170,000	2.567	(c)	03/12/21	9,203,654
(3M USD LIBOR + 0.720%)
15,039,000	2.763	(a)(c)	10/05/21	15,049,377

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
International Business Machines Corp.(c) (3M USD LIBOR + 0.400%)
$20,450,000	2.305%		05/13/21	$ 20,526,483

				59,500,264

Diversified Financial Services – 3.6%
Air Lease Corp.(a)
6,555,000	3.875		04/01/21	6,685,248
8,295,000	3.375		06/01/21	8,429,960
American Express Co.(a)
8,000,000	3.000		02/22/21	8,092,880
15,607,000	3.375		05/17/21	15,901,816
(3M USD LIBOR + 0.620%)
30,000,000	2.519	(c)	05/20/22	30,189,600
American Express Credit Corp.(a)(c) (3M USD LIBOR + 0.730%)
3,000,000	2.647		05/26/20	3,006,090
Capital One Financial Corp.(a)
15,000,000	2.500		05/12/20	15,019,500
2,804,000	2.400		10/30/20	2,812,131
(3M USD LIBOR + 0.950%)
15,000,000	2.835	(c)	03/09/22	15,157,800
GE Capital International Funding Co. Unlimited Co.
43,194,000	2.342		11/15/20	43,208,254

				148,503,279

Electrical(a) – 0.4%
Evergy, Inc.
5,233,000	4.850		06/01/21	5,397,055
Sempra Energy(c) (3M USD LIBOR + 0.500%)
10,000,000	2.501		01/15/21	10,001,600

				15,398,655

Insurance – 0.8%
Metropolitan Life Global Funding I(b)(c) (3M USD LIBOR + 0.230%)
9,000,000	2.257		01/08/21	8,991,270
Protective Life Global Funding(b)
2,800,000	2.262		04/08/20	2,801,092
13,355,000	2.700		11/25/20	13,439,003
Reinsurance Group of America, Inc.
9,125,000	5.000		06/01/21	9,484,616

				34,715,981

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – 0.5%
Marriott International, Inc.
(3M USD LIBOR + 0.600%)
$15,608,000	2.507%		12/01/20	$ 15,655,292
(3M USD LIBOR + 0.650%)
5,850,000	2.535		03/08/21	5,871,411

				21,526,703

Miscellaneous Manufacturing – 0.7%
General Electric Co.
1,736,000	5.500		01/08/20	1,736,642
6,130,000	2.500		03/28/20	6,128,284
(3M USD LIBOR + 0.800%)
8,756,000	2.801	(c)	04/15/20	8,764,668
3,420,000	5.550		05/04/20	3,457,757
5,500,000	4.375		09/16/20	5,584,480
2,845,000	4.625		01/07/21	2,913,479

				28,585,310

Oil Field Services(a)(c) – 0.3%
Phillips 66
(3M USD LIBOR + 0.750%)
6,500,000	2.751	(b)	04/15/20	6,501,885
(3M USD LIBOR + 0.600%)
6,807,000	2.517		02/26/21	6,806,728

				13,308,613

Pharmaceuticals – 3.2%
AbbVie, Inc.(b)(c) (3M USD LIBOR + 0.460%)
30,642,000	2.355		11/19/21	30,698,688
Bayer US Finance II LLC(b)
(3M USD LIBOR + 0.630%)
16,550,000	2.577	(a)(c)	06/25/21	16,601,802
32,200,000	3.500	(a)	06/25/21	32,788,938
1,619,000	2.750		07/15/21	1,626,755
CVS Health Corp.
(3M USD LIBOR + 0.720%)
10,000,000	2.605	(c)	03/09/21	10,056,000
23,000,000	3.350		03/09/21	23,363,630
McKesson Corp.
18,970,000	3.650		11/30/20	19,244,306

				134,380,119

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – 1.1%
Kinder Morgan, Inc.(b)
$4,670,000	5.000%	02/15/21	$ 4,806,177
MPLX LP(c) (3M USD LIBOR + 1.100%)
40,000,000	2.985	09/09/22	40,111,600

			44,917,777

Real Estate Investment Trust(a)(b) – 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC
4,500,000	3.250	10/05/20	4,529,475

TOTAL CORPORATE OBLIGATIONS (Cost $2,164,123,930)			$2,172,014,200

Shares	Dividend Rate	Value

Investment Companies(d) – 9.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
18,720,843	1.638%	$ 18,720,843
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
392,270,363	1.840	392,427,271

TOTAL INVESTMENT COMPANIES (Cost $411,141,009)		$ 411,148,114

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,575,264,939)		$2,583,162,314

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 35.7%
Certificates of Deposit – 21.8%
Bank of Montreal(c)
$20,000,000	1.910%	08/03/20	$ 20,008,099
Bank of Nova Scotia(c)
(FEDL01 + 0.290%)
20,000,000	1.840	05/20/20	20,002,230
(3M USD LIBOR + 0.400%)
14,000,000	2.302	05/04/21	14,018,333
Canadian Imperial Bank of Commerce(c)
16,000,000	2.302	05/02/20	16,018,819
Credit Agricole Corporate & Investment Bank(c)
15,000,000	1.980	06/26/20	15,010,813
Credit Suisse AG(c)
36,725,000	1.820	08/07/20	36,704,250
DNB Bank ASA(c)
10,000,000	2.323	10/08/20	10,012,853
Natixis SA(c)
(FEDL01 + 0.400%)
30,000,000	1.950	08/06/20	30,010,527
(3M USD LIBOR + 0.200%)
26,550,000	2.105	11/13/20	26,558,973

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
(3M USD LIBOR + 0.520%)
$25,000,000	2.473%	01/22/21	$ 25,070,361
Skandinaviska Enskilda Banken AB(c)
20,000,000	2.172	10/16/20	20,010,859
Societe Generale(c)
19,450,000	2.040	09/04/20	19,461,651
Standard Chartered Bank(c)
22,550,000	2.177	10/30/20	22,559,184
Sumitomo Mitsui Trust Bank Ltd.(c)
25,050,000	1.730	02/28/20	25,056,177
Svenska Handelsbanken AB(c)
(3M USD LIBOR + 0.400%)
15,250,000	2.499	04/01/20	15,264,254
(3M USD LIBOR + 0.280%)
6,850,000	2.179	09/11/20	6,858,944
Toronto-Dominion Bank(c)
15,000,000	1.860	04/30/20	15,002,389
Credit Suisse AG(c)
5,900,000	2.195	05/05/21	5,900,011
BNP Paribas SA(c)
16,580,000	2.212	10/09/20	16,583,759
Credit Suisse AG(c)
(3M USD LIBOR + 0.240%)
35,000,000	2.153	12/04/20	35,006,030
(SOFR + 0.480%)
20,000,000	2.000	10/02/20	20,010,584
MUFG Bank Ltd.(c)
2,250,000	2.362	02/04/21	2,255,063
Nordea Bank Abp(c)
60,000,000	2.223	11/19/21	60,032,821
Standard Chartered Bank(c)
28,000,000	2.161	04/14/20	28,007,059
Canadian Imperial Bank of Commerce(b)(c)
40,000,000	1.900	08/27/20	40,007,736
National Bank of Canada(b)(c)
(FEDL01 + 0.360%)
40,000,000	1.910	08/04/20	40,000,000
(FEDL01 + 0.360%)
18,836,000	1.910	08/19/20	18,840,654
The Toronto-Dominion Bank(b)(c)
(3M USD LIBOR + 0.190%)
17,950,000	2.303	09/28/20	17,963,067
(3M USD LIBOR + 0.190%)
7,000,000	2.151	09/30/20	7,005,156
Westpac Banking Corp.(b)(c)
25,250,000	1.900	09/04/20	25,254,962
Societe Generale SA(b)(c)
(3M USD LIBOR + 0.150%)
10,000,000	2.052	08/03/20	10,001,132

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Societe Generale SA(b)(c) – (continued)
(FEDL01 + 0.450%)
$25,000,000	2.000%	08/17/20	$ 25,007,727
Landesbank Baden-Wuerttemberg
32,000,000	2.220	01/13/20	32,005,734
Banco Del Estado De Chile
25,000,000	1.970	04/22/20	25,004,109
National Bank of Kuwait SAKP
25,000,000	2.020	02/13/20	25,004,722
Norinchukin Bank
25,000,000	1.880	03/12/20	25,000,759
Bedford Row Funding Corp.(b)(c)
50,000,000	2.004	08/11/20	49,999,876
Bayerische Landesbank
39,700,000	2.000	01/02/20	39,699,905
National Bank of Kuwait SAKP
20,000,000	2.050	04/06/20	20,000,267

			906,219,849

Commercial Paper – 10.7%
Bank of Nova Scotia(c)
21,000,000	2.208	09/21/20	21,028,505
BNP Paribas SA(c)
13,150,000	2.159	02/01/21	13,149,951
Credit Agricole Corporate & Investment Bank(c)
30,000,000	2.371	09/10/21	30,059,284
Mizuho Bank Ltd.(c)
4,000,000	2.327	06/25/20	4,005,878
Nordea Bank Abp(c)
15,052,000	2.181	02/05/21	15,071,393
Standard Chartered Bank(c)
18,000,000	2.319	09/18/20	18,027,726
Sumitomo Mitsui Banking Corp.(c)
(3M USD LIBOR + 0.350%)
1,180,000	2.351	10/15/20	1,181,827
(3M USD LIBOR + 0.355%)
5,289,000	2.411	04/06/21	5,292,598
Swedbank AB(c)
1,000,000	2.230	08/24/20	1,001,466
Sumitomo Mitsui Banking Corp.(c)
35,000,000	2.351	07/16/21	35,010,469
Bank of China Ltd.(e)
15,000,000	0.000	03/06/20	14,943,075
NatWest Markets PLC(e)
14,750,000	0.000	02/10/20	14,720,686

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Reckitt Benckiser Treasury Services PLC(e)
$11,000,000	0.000%	04/01/20	$ 10,946,336
4,150,000	0.000	06/05/20	4,113,767
3,700,000	0.000	07/01/20	3,662,195
Walgreens Boots Alliance, Inc.(e)
20,000,000	0.000	02/04/20	19,959,944
The Boeing Co.(e)
30,000,000	0.000	02/19/20	29,921,667
10,000,000	0.000	11/04/20	9,809,450
Industrial & Commercial Bank of China Ltd.(e)
20,000,000	0.000	01/09/20	19,990,700
The Boeing Co.(e)
15,000,000	0.000	02/26/20	14,954,519
First Abu Dhabi Bank PJSC(e)
15,000,000	0.000	02/10/20	14,970,582
Industrial & Commercial Bank of China Ltd.(e)
20,000,000	0.000	01/15/20	19,984,500
American Express Credit Corp.(e)
7,750,000	0.000	04/03/20	7,708,455
BAT International Finance PLC(e)
22,207,000	0.000	03/13/20	22,110,679
CNPC Finance Ltd.(e)
35,000,000	0.000	01/02/20	34,996,500
CenterPoint Energy, Inc.(e)
5,000,000	0.000	01/21/20	4,994,301
First Abu Dhabi Bank PJSC(e)
20,000,000	0.000	03/10/20	19,931,050
Banco Santander SA(e)
10,600,000	0.000	10/20/20	10,440,717
Industrial & Commercial Bank of China Ltd.(e)
10,000,000	0.000	04/01/20	9,941,094
Oglethorpe Power Corp.(e)
9,150,000	0.000	01/28/20	9,136,201
Versailles Commercial Paper LLC(e)
5,000,000	0.000	03/12/20	4,981,080

			446,046,595

Principal Amount		Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Repurchase Agreement – 3.2%
Citigroup Global Markets, Inc.
$	20,000,000	2.335%	02/14/20	$ 20,000,000
Maturity Value: $20,001,297
Next Reset Date: 02/13/20
Collateralized by various mortgage obligations, 3.890% to 5.494%, due 04/15/25 to 10/25/29. The aggregate market value of the collateral, including accrued interest, was $24,000,000.
	19,000,000	2.334	04/27/20	19,000,000
Maturity Value: $19,089,928
Next Reset Date: 02/14/20
Collateralized by various mortgage obligations, 3.092% to 9.194%, due 04/18/25 to 11/25/58. The aggregate market value of the collateral, including accrued interest, was $22,800,001.
	8,000,000	2.333	03/23/20	$8,000,000
Maturity Value: $8,002,073
Next Reset Date: 03/19/20
Collateralized by various mortgage obligations, 3.092% to 9.194%, due 04/18/25 to 11/25/58. The aggregate market value of the collateral, including accrued interest, was $9,600,000.
BNP Paribas SA
	10,000,000	1.780	01/02/20	10,000,000
Maturity Value: $10,000,494
Next Reset Date: 01/01/20
Collateralized by various government bonds, 4.875% to 7.625%, due 01/22/21 to 04/26/29. The aggregate market value of the collateral, including accrued interest, was $11,000,069.
Nomura
	19,000,000	2.427	05/08/2020	19,000,000
Maturity Value: $19,116,546
Next Reset Date: 02/07/20
Collateralized by various mortgage obligations, 1.961% to 9.861%, due 03/25/22 to 07/25/60. The aggregate market value of the collateral, including accrued interest, was $22,755,030.
Bank of America Corp.
	15,000,000	2.220	04/27/20	15,000,000
Maturity Value: $15,082,325
Next Reset Date: 01/29/20

Collateralized by various common stocks and preferred stock;
various corporate obligations, 2.000% to 6.875%, due 08/01/20 to
08/15/28 The aggregate marketvalue of the collateral, including accrued interest, was $16,302,346.

Wells Fargo
	20,000,000	2.270	04/02/20	20,000,000
Maturity Value: $20,078,189
Next Reset Date: 01/31/20

Collateralized by various corporate obligations, 8.500% to
11.000%, due 01/12/23 to 02/15/23; various mortgages backed
obligations, 2.500% to 6.000%, due 07/15/25 to 08/15/61. The aggregate market value of the collateral, including accrued
interest, was $23,047,942.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Repurchase Agreement – (continued)
$	20,000,000	2.238%	04/09/20	$ 20,000,000
Maturity Value: $20,077,087
Next Reset Date: 02/07/20
Collateralized by various mortgage obligations, 2.061% to 10.079%, due 01/17/27 to 02/25/57. The aggregate marketvalue of the collateral, including accrued interest, was $24,080,003.

				131,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,482,622,916)				$1,483,266,444

TOTAL INVESTMENTS – 97.8% (Cost $4,057,887,855)				$4,066,428,758

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%				91,375,231

NET ASSETS – 100.0%				$4,157,803,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2019.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy and underlying funds (“Underlying Funds”) is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security .. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2019:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$299,377,825	$—
Asset-Backed Securities	—	75,469,122	—
Municipal Debt Obligation	—	264,204	—
U.S. Treasury Obligations	34,642,117	—	—
Investment Companies	34,111,592	—	—
Short-term Investments	—	20,695,175	—

Total	$68,753,709	$395,806,326	$—

Derivative Type

Assets(a)
Futures Contracts	$283,464	$—	$—

Liabilities(a)
Futures Contracts	$(947,564)	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$211,673,067	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	91,403,539	34,205,080	—
Asset-Backed Securities	—	18,678,979	—
Municipal Debt Obligations	—	5,379,786	—
Investment Company	257,414	—	—

Total	$91,660,953	$269,936,912	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(36,891,275)	$—

Total	$—	$(36,891,275)	$—

Derivative Type

Assets
Futures Contracts(a)	$620,487	$—	$—
Interest Rate Swap Contracts(a)	—	211,283	—
Options Purchased	—	182,277	—

Total	$620,487	$393,560	$—

Liabilities
Futures Contracts(a)	$(55,863)	$—	$—
Interest Rate Swap Contracts(a)	—	(78,134)	—
Written option contracts	—	(63,882)	—

Total	$(55,863)	$(142,016)	$—

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$16,480,140	$—
Mortgage-Backed Obligations	—	108,021,976	—
U.S. Government Agencies	—	7,199,568	—
Asset-Backed Securities	—	173,925,231	—
Municipal Debt Obligations	—	11,237,479	—
Short-term Investments	—	11,100,000	—

Total	$—	$327,964,394	$—

Derivative Type

Assets(a)
Futures Contracts	$69,811	$—	$—
Interest Rate Swap Contracts	—	229,481	—

Total	$69,811	$229,481	$—

Liabilities(a)
Futures Contracts	$(125,379)	$—	$—
Interest Rate Swap Contracts	—	(67,797)	—

Total	$(125,379)	$(67,797)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$345,658,366	$—	$—
Investment Company	2,823,735	—	—

Total	$348,482,101	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$213,168	$—	$—
Interest Rate Swap Contracts(a)	—	841,904	—
Options Purchased	—	252,977	—

Total	$213,168	$1,094,880	$—

Liabilities
Futures Contracts(a)	$(508,102)	$—	$—
Interest Rate Swap Contracts(a)	—	(702,653)	—
Written option contracts	—	(173,075)	—

Total	$(508,102)	$(875,727)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$521,358,800	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	323,635,618	9,104,722	—
Asset-Backed Securities	—	956,127	—

Total	$323,635,618	$531,419,649	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(103,798,125)	$—

Total	$—	$(103,798,125)	$—

Derivative Type

Assets(a)
Futures Contracts	$2,465,888	$—	$—
Interest Rate Swap Contracts	—	652,247	—

Total	$2,465,888	$652,247	$—

Liabilities(a)
Futures Contracts	$(384,945)	$—	$—
Interest Rate Swap Contracts	—	(895,284)	—

Total	$(384,945)	$(895,284)	$—

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$533,399,795	$—
Mortgage-Backed Obligations	—	135,692,217	—
Asset-Backed Securities	—	58,475,486	—
Foreign Debt Obligations	—	11,847,072	—
Municipal Debt Obligations	—	10,151,018	—
U.S. Treasury Obligations	27,279,715	—	—
Short-term Investments	—	7,988,150	—

Total	$27,279,715	$757,553,738	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(31,931,095)	$—

Total	$—	$(31,931,095)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,052,774	$—
Futures Contracts(a)	319,716	—	—
Interest Rate Swap Contracts(a)	—	1,010,601	—
Credit Default Swap Contracts	—	677,751	—
Options Purchased	—	137,607	—

Total	$319,716	$3,878,733	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,116,510)	$—
Futures Contracts(a)	(754,717)	—	—
Interest Rate Swap Contracts(a)	—	(1,018,056)	—
Written option contracts	—	(839,054)	—

Total	$(754,717)	$(3,973,620)	$—

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$2,172,014,200	$—
Investment Companies	411,148,114	—	—
Short-term Investments	—	1,483,266,444	—

Total	$411,148,114	$3,655,280,644	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Floating and Variable Rate Obligations Risk — For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a (the) Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.